Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Feb. 11, 2011	Jun. 30, 2010
Document And Entity Information [Abstract]
Entity Registrant Name	MCGRAW-HILL COMPANIES INC
Entity Central Index Key	0000064040
Document Type	10-K
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 8,696,533,785
Entity Common Stock, Shares Outstanding		306,674,766

Consolidated Statements of Income (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenue
Product	$ 2,411,293	$ 2,362,235	$ 2,582,553
Service	3,757,038	3,589,547	3,772,502
Total revenue	6,168,331	5,951,782	6,355,055
Operating-related expenses
Product	1,080,092	1,132,302	1,181,322
Service	1,265,936	1,253,705	1,337,108
Total operating-related expenses	2,346,028	2,386,007	2,518,430
Selling and general expenses	2,262,203	2,141,251	2,283,595
Depreciation	104,504	112,764	119,849
Amortization of intangibles	45,595	52,720	58,497
Total expenses	4,758,330	4,692,742	4,980,371
Other (income) loss	(11,058)	3,304	0
Income from operations	1,421,059	1,255,736	1,374,684
Interest expense, net	81,643	76,867	75,624
Income before taxes on income	1,339,416	1,178,869	1,299,060
Provision for taxes on income	487,547	429,108	479,695
Net income	851,869	749,761	819,365
Less: net income attributable to noncontrolling interests	(23,806)	(19,259)	(19,874)
Net income attributable to The McGraw-Hill Companies, Inc.	$ 828,063	$ 730,502	$ 799,491
Earnings per common share
Basic	$ 2.68	$ 2.34	$ 2.53
Diluted	$ 2.65	$ 2.33	$ 2.51
Average number of common shares outstanding:
Basic	309,379	312,223	315,559
Diluted	312,220	313,296	318,687
Dividend declared per common share	$ 0.94	$ 0.9	$ 0.88

Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and equivalents	$ 1,525,596	$ 1,209,927
Short-term investments	22,156	24,602
Accounts receivable, net of allowance for doubtful accounts and sales returns: 2010 - $275,894; 2009 - $276,110	990,573	969,662
Inventories:
Finished goods	265,408	290,415
Work-in-process	2,521	3,858
Paper and other materials	7,173	6,956
Total inventories, net	275,102	301,229
Deferred income taxes	281,689	278,414
Prepaid and other current assets	199,495	152,562
Total current assets	3,294,611	2,936,396
Prepublication costs, net of accumulated amortization: 2010 - $1,089,263; 2009 - $1,005,114	364,984	460,843
Property and equipment - at cost
Land	14,427	14,281
Buildings and leasehold improvements	600,377	598,472
Equipment and furniture	998,749	957,697
Total property and equipment	1,613,553	1,570,450
Less: accumulated depreciation	(1,064,786)	(990,654)
Property and equipment, net	548,767	579,796
Goodwill	1,886,963	1,690,507
Other intangible assets, net	663,882	538,735
Other non-current assets	287,354	268,973
Total assets	7,046,561	6,475,250
Current liabilities:
Accounts payable	396,480	301,828
Accrued royalties	114,466	114,157
Accrued compensation and contributions to retirement plans	503,019	450,673
Income taxes currently payable	23,685	17,086
Unearned revenue	1,205,744	1,115,357
Other current liabilities	437,480	452,853
Total current liabilities	2,680,874	2,451,954
Long-term debt	1,197,965	1,197,791
Pension and other postretirement benefits	436,476	511,683
Other non-current liabilities	439,855	384,645
Total liabilities	4,755,170	4,546,073
Commitments and contingencies (Note 13)
Equity :
Common stock, $1 par value: authorized - 600,000,000 shares; issued - 411,709,328 shares in 2010 and 2009	411,709	411,709
Additional paid-in capital	67,018	5,125
Retained income	7,056,628	6,522,613
Accumulated other comprehensive loss	(367,379)	(343,017)
Less: common stock in treasury - at cost: 2010 - 104,087,656 shares; 2009 - 96,368,589 shares	(4,957,680)	(4,749,143)
Total equity - controlling interests	2,210,296	1,847,287
Total equity - noncontrolling interests	81,095	81,890
Total equity	2,291,391	1,929,177
Total liabilities and equity	$ 7,046,561	$ 6,475,250

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Allowance for doubtful accounts and sales returns	$ 275,894	$ 276,110
Accumulated amortization prepublication costs	$ 1,089,263	$ 1,005,114
Equity :
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	600,000,000	600,000,000
Common stock, issued	411,709,328	411,709,328
Common stock in treasury at cost, shares	104,087,656	96,368,589

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Activities:
Net income	$ 851,869	$ 749,761	$ 819,365
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation (including amortization of technology projects)	125,492	137,339	149,737
Amortization of intangibles	45,595	52,720	58,497
Amortization of prepublication costs	246,312	270,469	270,442
Provision for losses on accounts receivable	19,316	31,635	27,098
Deferred income taxes	74,406	5,688	(17)
Stock-based compensation	66,485	22,268	(1,934)
(Gain) loss on dispositions	(11,058)	3,304	0
Other	35,111	11,539	(6,732)
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable	(37,039)	50,313	95,070
Inventories	26,923	67,645	(26,482)
Prepaid and other current assets	506	(11,807)	1,702
Accounts payable and accrued expenses	134,003	79	(242,327)
Unearned revenue	74,855	25,619	25,145
Other current liabilities	(18,761)	(14,453)	26,317
Net change in prepaid/accrued income taxes	(38,433)	(17,892)	7,354
Net change in other assets and liabilities	(137,403)	(54,286)	(25,185)
Cash provided by operating activities	1,458,179	1,329,941	1,178,050
Investing Activities:
Investment in prepublication costs	(150,842)	(176,996)	(254,106)
Capital expenditures	(115,443)	(92,290)	(131,331)
Acquisitions, including contingent payments, net of cash acquired	(364,396)	0	(48,261)
Proceeds from dispositions of businesses and property and equipment	30,685	15,196	440
Changes in short-term investments	2,446	(24,602)	0
Cash used for investing activities	(597,550)	(278,692)	(433,258)
Financing Activities:
Payments/additions on short-term debt, net	0	(70,000)	70,000
Dividends paid to shareholders	(292,257)	(281,553)	(280,455)
Dividends paid to noncontrolling interests	(18,906)	(9,162)	(9,297)
Other payments to noncontrolling interests	(17,844)	0	0
Repurchase of treasury shares	(255,808)	0	(447,233)
Exercise of stock options	49,892	25,174	41,420
Excess tax benefits from share-based payments	1,514	329	3,981
Cash used for financing activities	(533,409)	(335,212)	(621,584)
Effect of exchange rate changes on cash	(11,551)	22,219	(47,633)
Net change in cash and equivalents	315,669	738,256	75,575
Cash and equivalents at beginning of year	1,209,927	471,671	396,096
Cash and equivalents at end of year	1,525,596	1,209,927	471,671
Supplemental Cash Flow Data:
Interest paid	71,300	71,400	71,879
Income taxes paid, net	$ 410,342	$ 415,643	$ 466,148

Consolidated Statements of Equity (USD $) In Thousands	Common Stock $1 par	Additional Paid-in Capital	Retained Income	Accumulated Other Comprehensive Loss	Less Treasury Stock	Total MHP Equity	Noncontrolling Interests	Total
Beginning Balance at Dec. 31, 2007	$ 411,709	$ 169,187	$ 5,551,757	$ (12,623)	$ 4,513,380	$ 1,606,650	$ 71,112	$ 1,677,762
Comprehensive income, net of tax:
Net income			799,491			799,491	19,874	819,365
Foreign currency translation adjustment				(96,683)		(96,683)	(11,158)	(107,841)
Pension and other postretirement benefit plans				(331,273)		(331,273)	65	(331,208)
Unrealized gain (loss) on investment				(3,443)		(3,443)		(3,443)
Total comprehensive income						368,092	8,781	376,873
Dividends			(280,455)			(280,455)	(9,297)	(289,752)
Share repurchases					447,233	(447,233)		(447,233)
Employee stock plans, net of tax benefit		(114,037)			(149,319)	35,282		35,282
Other						0	(61)	(61)
Ending Balance at Dec. 31, 2008	411,709	55,150	6,070,793	(444,022)	4,811,294	1,282,336	70,535	1,352,871
Comprehensive income, net of tax:
Net income			730,502			730,502	19,259	749,761
Foreign currency translation adjustment				43,023		43,023	3,596	46,619
Pension and other postretirement benefit plans				56,327		56,327	(96)	56,231
Unrealized gain (loss) on investment				1,655		1,655		1,655
Total comprehensive income						831,507	22,759	854,266
Dividends			(278,682)			(278,682)	(9,162)	(287,844)
Share repurchases						0		0
Employee stock plans, net of tax benefit		(50,025)			(62,151)	12,126		12,126
Other						0	(2,242)	(2,242)
Ending Balance at Dec. 31, 2009	411,709	5,125	6,522,613	(343,017)	4,749,143	1,847,287	81,890	1,929,177
Comprehensive income, net of tax:
Net income			828,063			828,063	23,806	851,869
Foreign currency translation adjustment				(351)		(351)	3,377	3,026
Pension and other postretirement benefit plans				(26,894)		(26,894)	(12)	(26,906)
Unrealized gain on investment and forward exchange contracts				2,883		2,883	243	3,126
Total comprehensive income						803,701	27,414	831,115
Dividends			(294,048)			(294,048)	(18,906)	(312,954)
Noncontrolling interest transaction		(8,435)				(8,435)	(9,409)	(17,844)
Share repurchases					255,808	(255,808)		(255,808)
Employee stock plans, net of tax benefit		70,328			(47,271)	117,599		117,599
Other						0	106	106
Ending Balance at Dec. 31, 2010	$ 411,709	$ 67,018	$ 7,056,628	$ (367,379)	$ 4,957,680	$ 2,210,296	$ 81,095	$ 2,291,391

Accounting Policies	12 Months Ended
Dec. 31, 2010
Accounting Policies [Abstract]
Accounting Policies

1. ACCOUNTING POLICIES
Nature of Operations We are a leading global information services provider serving the financial, education and business information markets with the information they need to succeed in the “Knowledge Economy.” The business information markets include energy; automotive; construction; aerospace and defense; broadcasting; and marketing/research information services. The operations consist of four business segments: Standard & Poor’s (“S&P”), McGraw-Hill Financial (“MH Financial”), McGraw-Hill Education (“MHE”) and McGraw-Hill Information & Media (“I&M”).
•	S&P provides independent global credit ratings, credit risk evaluations, and ratings-related information research to investors, corporations, governments, financial institutions, investment managers and advisors globally.

•	MH Financial provides comprehensive value-added financial data, information, indices and research services to investors, corporations, governments, financial institutions, investment managers and advisors globally.

•	MHE is one of the premier global educational publishers. This segment consists of two operating groups: the School Education Group (“SEG”), serving the elementary and high school (“el-hi”) markets, and the Higher Education, Professional and International Group (“HPI”), serving the college, professional, international and adult education markets.

•	I&M includes business, professional and broadcast media, offering information, insight and analysis; and consists of two operating groups, the Business-to-Business Group (including such brands as Platts, J.D. Power and Associates (“JDPA”), McGraw-Hill Construction and Aviation Week) and the Broadcasting Group, which operates nine television stations, four ABC affiliated and five Azteca America affiliated stations.
See Note 12 - Segment and Geographic Information, for further discussion on our reportable segments.
Principles of Consolidation The Consolidated Financial Statements include the accounts of all subsidiaries and our share of earnings or losses of joint ventures and affiliated companies under the equity method of accounting. All significant intercompany accounts and transactions have been eliminated.
Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Cash and Cash Equivalents Cash and cash equivalents include ordinary bank deposits and highly liquid investments with original maturities of three months or less that consist primarily of money market funds with unrestricted daily liquidity and fixed term time deposits. Such investments and bank deposits are stated at cost, which approximates market value and were  $1.5 billion and  $1.2 billion at December 31,2010 and 2009, respectively. These investments are not subject to significant market risk.
Short-term Investments Short-term investments are securities with original maturities greater than 90 days that are available for use in our operations in the next twelve months. The short-term investments, primarily consisting of certificates of deposit, are classified as held-to-maturity and therefore are carried at cost. Interest and dividends are recorded into income when earned.
Accounts Receivable Credit is extended to customers based upon an evaluation of the customer’s financial condition. Accounts receivable are recorded at net realizable value.
Allowance for Doubtful Accounts and Sales Returns The allowance for doubtful accounts reserve methodology is based on historical analysis, a review of outstanding balances and current conditions. In determining these reserves, we consider, amongst other factors, the financial condition and risk profile of our customers, areas of specific or concentrated risk as well as applicable industry trends or market indicators. A significant estimate in our MHE segment, and particularly within HPI, is the allowance for sales returns, which is based on the historical rate of return and current market conditions.
Inventories Inventories are stated at the lower of cost (first-in, first-out) or market. A significant estimate in our MHE segment is the reserve for inventory obsolescence. In determining this reserve, we consider management’s current assessment of the marketplace, industry trends and projected product demand as compared to the number of units currently on hand.
Prepublication Costs Prepublication costs, principally external preparation costs, are amortized from the year of publication over their estimated useful lives, one to six years, using either an accelerated or straight-line method. The majority of the programs are amortized using an accelerated methodology. We periodically evaluate the amortization methods, rates, remaining lives and recoverability of such costs, which are sometimes dependent upon program acceptance by state adoption authorities. In evaluating recoverability, we consider management’s current assessment of the marketplace, industry trends and the projected success of programs.
Deferred Technology Costs We capitalize certain software development and website implementation costs. Capitalized costs only include incremental, direct costs of materials and services incurred to develop the software after the preliminary project stage is completed, funding has been committed and it is probable that the project will be completed and used to perform the function intended. Incremental costs are expenditures that are out-of-pocket to us and are not part of an allocation or existing expense base. Software development and website implementation costs are expensed as incurred during the preliminary project stage. Capitalized costs are amortized from the year the software is ready for its intended use over its estimated useful life, three to seven years, using the straight-line method. Periodically, we evaluate the amortization methods, remaining lives and recoverability of such costs. Capitalized software development and website implementation costs are included in other non-current assets and are presented net of accumulated amortization. Gross deferred technology costs were  $163.8 million and  $147.8 million at December 31, 2010 and 2009, respectively. Accumulated amortization of deferred technology costs was  $104.7 million and  $105.5 million at December 31, 2010 and 2009, respectively.
Accounting for the Impairment of Long-lived Assets (Including Other Intangible Assets) We evaluate long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Upon such an occurrence, recoverability of assets to be held and used is measured by comparing the carrying amount of an asset to current forecasts of undiscounted future net cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated future cash flows, an impairment charge is recognized equal to the amount by which the carrying amount of the asset exceeds the fair value of the asset. For long-lived assets held for sale, assets are written down to fair value, less cost to sell. Fair value is determined based on market evidence, discounted cash flows, appraised values or management’s estimates, depending upon the nature of the assets. There were no material impairments of long-lived assets for the years ended December 31, 2010, 2009 and 2008.
Goodwill and other indefinite-lived intangible assets Goodwill represents the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. Goodwill and other intangible assets with indefinite lives are not amortized, but instead are tested for impairment annually during the fourth quarter each year or more frequently if events or changes in circumstances indicate that the asset might be impaired.
We evaluate the recoverability of goodwill using a two-step impairment test approach at the reporting unit level. We have 5 reporting units with applicable goodwill that are subject to the annual impairment test. In the first step, the estimated fair value of the reporting unit is compared to its carrying value including goodwill. Fair value of the reporting units are estimated using the income approach, which incorporates the use of a discounted free cash flow (“DCF”) analyses and are corroborated using the market approach, which incorporates the use of revenue and earnings multiples based on market data. The DCF analyses are based on the current operating budgets and estimated long-term growth projections for each reporting unit. Future cash flows are discounted based on a market comparable weighted average cost of capital rate for each reporting unit, adjusted for market and other risks where appropriate. In addition, we analyze any difference between the sum of the fair values of the reporting units and our total market capitalization for reasonableness, taking into account certain factors including control premiums.
If the fair value of the reporting unit is less than the carrying value, a second step is performed which compares the implied fair value of the reporting unit’s goodwill to the carrying value of the goodwill. The fair value of the goodwill is determined based on the difference between the fair value of the reporting unit and the net fair value of the identifiable assets and liabilities of the reporting unit. If the implied fair value of the goodwill is less than the carrying value, the difference is recognized as an impairment charge.
Significant judgments inherent in this analysis include estimating the amount of and timing of future cash flows and the selection of appropriate discount rates and long-term growth rate assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit and for some of the reporting units could result in an impairment charge, which could be material to our financial position and results of operations.
We evaluate the recoverability of indefinite-lived intangible assets by comparing the estimated fair value of the intangible asset to its carrying value. The fair value of the JDPA trade name is estimated using the income approach. The fair values of our FCC licenses are estimated using the Greenfield approach. If the indefinite-lived intangible asset carrying value exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. Significant judgments inherent in these analyses include estimating the amount and timing of future cash flows and the selection of appropriate discount rates, royalty rates, broadcast market shares and long-term growth rate assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each indefinite-lived intangible asset and could result in an impairment charge, which could be material to our financial position and results of operations.
We performed our impairment assessment of goodwill and indefinite-lived intangible assets and concluded that no impairment existed for the years ended December 31, 2010, 2009, and 2008.
Foreign Currency Translation We have operations in many foreign countries. For most international operations, the local currency is the functional currency. For international operations that are determined to be extensions of the Parent Company, the U.S. dollar is the functional currency. For local currency operations, assets and liabilities are translated into U.S. dollars using end of period exchange rates, and revenue and expenses are translated into U.S. dollars using weighted-average exchange rates. Foreign currency translation adjustments are accumulated in a separate component of equity.
Revenue Recognition Revenue is recognized as it is earned when goods are shipped to customers or services are rendered. We consider amounts to be earned once evidence of an arrangement has been obtained, services are performed, fees are fixed or determinable and collectability is reasonably assured. Revenue relating to products that provide for more than one deliverable is recognized based upon the relative fair value to the customer of each deliverable as each deliverable is provided. Revenue relating to agreements that provide for more than one service is recognized based upon the relative fair value to the customer of each service component as each component is earned. If the fair value to the customer for each service is not objectively determinable, revenue is recorded as unearned and recognized ratably over the service period. For arrangements that include multiple services, fair value of the service components are determined using a bifurcation analysis that considers cash consideration that would be received for instances when the service components are sold separately. Advertising revenue is recognized when the page is run or the spot is aired. Subscription income is recognized over the related subscription period.
Product revenue consists of educational and information products, primarily books, magazine circulations and syndicated study products in our MHE and I&M segments. Service revenue consists of our S&P and MH Financial segments, the service assessment contracts of our MHE segment and information-related services and advertising of our I&M segment.
Shipping and Handling Costs All amounts billed to customers in a sales transaction for shipping and handling are classified as revenue.
Depreciation The costs of property and equipment are depreciated using the straight-line method based upon the following estimated useful lives: buildings and improvements from 15 to 40 years and equipment and furniture from 2 to 10 years. The costs of leasehold improvements are amortized over the lesser of the useful lives or the terms of the respective leases.
Advertising Expense The cost of advertising is expensed as incurred. We incurred  $51.9 million,  $54.1 million and  $67.3 million in advertising costs in 2010, 2009 and 2008, respectively.
Stock-based Compensation Stock-based compensation expense is measured at the grant date based on the fair value of the award and is recognized over the requisite service period, which typically is the vesting period. Stock-based compensation is classified as both operating expense and selling and general expense in the Consolidated Statements of Income.
Income Taxes Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. We recognize liabilities for uncertain tax positions taken or expected to be taken in income tax returns. Accrued interest and penalties related to unrecognized tax benefits are recognized in interest expense and operating expense, respectively.
Judgment is required in determining our provision for income taxes, deferred tax assets and liabilities and unrecognized tax benefits. In determining the need for a valuation allowance, the historical and projected financial performance of the operation that is recording a net deferred tax asset is considered along with any other pertinent information.
We file income tax returns in the U.S. federal jurisdiction, various states, and foreign jurisdictions, and we are routinely under audit by many different tax authorities. We believe that our accrual for tax liabilities is adequate for all open audit years based on our assessment of many factors including past experience and interpretations of tax law. This assessment relies on estimates and assumptions and may involve a series of complex judgments about future events. It is possible that examinations will be settled prior to December 31, 2011. If any of these tax audit settlements do occur within that period we would make any necessary adjustments to the accrual for unrecognized tax benefits. Until formal resolutions are reached between us and the tax authorities, the determination of a possible audit settlement range with respect to the impact on unrecognized tax benefits is not practicable. On the basis of present information, our opinion is that any assessments resulting from the current audits will not have a material effect on our Consolidated Financial Statements.
Contingencies We accrue for loss contingencies when both (a) information available prior to issuance of the financial statements indicates that it is probable that a liability had been incurred at the date of the financial statements and (b) the amount of loss can reasonably be estimated. When we accrue for loss contingencies and the reasonable estimate of the loss is within a range, we record its best estimate within the range. We disclose an estimated possible loss or a range of loss when it is at least reasonably possible that a loss may have been incurred.
Recent Accounting Pronouncements In October 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Accounting Standards Update No. 2009-13, “Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements (a consensus of the FASB Emerging Issues Task Force)” (“FASB ASU 2009-13”). FASB ASU 2009-13 updates the existing multiple-element arrangement guidance currently in FASB ASC 605-25 (“Revenue Recognition-Multiple-Element Arrangements”). This new guidance eliminates the requirement that all undelivered elements have objective and reliable evidence of fair value before a company can recognize the portion of the overall arrangement fee that is attributable to the items that have already been delivered. Further, companies will be required to allocate revenue in arrangements involving multiple deliverables based on estimated selling price of each deliverable, even though such deliverables are not sold separately by either the company itself or other vendors. This new guidance also significantly expands the disclosures required for multiple-element revenue arrangements. The revised guidance will be effective for the fiscal year ending December 31, 2011. We do not anticipate that FASB ASU 2009-13 will have a significant impact on our Consolidated Financial Statements.
Reclassification Certain prior year amounts have been reclassified for comparability purposes.

Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2010
Acquisitions and Dispositions [Abstract]
Acquisitions and Dispositions

2. ACQUISITIONS AND DISPOSITIONS
Acquisitions
For the year ended December 31, 2010, our acquisition and investment activities totaled  $364.4 million. None of our acquisitions or investments was material either individually or in the aggregate, including the pro forma impact on earnings. Included in these investment activities was the acquisition of a minority interest in a provider of educational and career enhancement services in China. All acquisitions were funded with cash flows from operations.
Acquisitions and investment activities completed during the year ended December 31, 2010 included:
•	In December, our majority owned subsidiary, Crisil Ltd., acquired substantially all the assets and certain liabilities of Pipal Research Corporation (“Pipal”), an Indian-based knowledge process outsourcing company focused on providing information to enable management teams to make more informed strategic, operational, and marketing decisions across a broad range of industries. The acquisition of Pipal will enable Crisil, which is part of our S&P segment, to expand its service offerings that can be offered to its traditional customer base.

•	In October, we acquired substantially all of the assets and certain liabilities of Tegrity Ltd (“Tegrity”), a software company that focuses on developing lecture capture software used in the higher education market. The acquisition of Tegrity will strengthen McGraw-Hill Higher Educations’ portfolio of digital products that integrate traditional learning approaches with web-based and electronic applications.
•	In September, we acquired substantially all the assets and certain liabilities of TheMarkets.com LLC, a company focused on providing real-time investment information to brokers and institutional investors. This acquisition is consistent with MH Financial’s focus on creating strategic value through providing access to investment research, data, and analytics to customers that facilitates informed investment decisions.

•	In August, we acquired a 1.3% interest in Ambow Education Holding Ltd. (“Ambow”), an education company headquartered and publicly traded in China that provides e-learning technologies and education services. Our investment in Ambow is part of our effort to expand our presence into emerging markets by strategically partnering with local businesses. This investment is accounted for as an available- for-sale security.

•	In April, we made a $5.0 million contingent payment related to an asset acquisition in 2008, which is part of our MH Financial segment.
Our acquisitions of Pipal, Tegrity, and TheMarkets.com were accounted for using the purchase method. Under the purchase method, the excess of the purchase price over the fair value of the net assets acquired was allocated to goodwill and other intangibles. We have not completed the final fair value assignments and continue to analyze certain assets acquired and liabilities assumed, primarily related to tax matters. Intangible assets recorded for all transactions are amortized using the straight-line method for periods not exceeding 18 years. Substantially all of the goodwill acquired from the acquisitions of Pipal, Tegrity, and TheMarkets.com will be deductible for tax purposes.
In 2009, we did not make any acquisitions. In 2008, we paid  $48.3 million for the acquisition of several businesses and for purchase price adjustments from our prior years’ acquisitions.
In addition, on January 3, 2011, we acquired all of the issued and outstanding membership interest units of Bentek Energy LLC (“Bentek”), which will be included as part of our I&M segment. Bentek offers its customers a comprehensive portfolio of data, information and analytics products in the natural gas and liquids sector. The primary purpose of the acquisition was to acquire Bentek’s knowledge, skill, and expertise in gathering high-quality detailed data and ability to identify key relationships within the data critical to industry participants.
Non-cash investing activities Liabilities assumed in conjunction with the acquisition of businesses are as follows:

	Years ended December 31,
(in millions)	2010	2009	2008

Fair value of assets acquired	$390.0	$–	$50.8
Cash paid (net of cash acquired)	364.4	–	48.3

Liabilities assumed	$25.6	$–	$2.5

Dispositions
During the year ended December 31, 2010, we recorded a pre-tax gain of  $11.1 million from dispositions in other (income) loss within the Consolidated Statements of Income, which was primarily comprised of the following:
•	In September, we sold certain equity interests which were a part of our S&P segment, and recognized a pre-tax gain of $7.3 million. The gain was primarily from the sale of an equity interest in an Indian commodity exchange that was made to comply with local regulations discouraging foreign- based entities from owning an interest in local Indian exchanges in excess of 5%.

•	In August, we sold our Australian secondary education business and recognized a pre-tax gain of $3.8 million. The divestiture was part of MHE’s strategic initiative to divest from slow growth or retracting markets.
During the year ended December 31, 2009, we recorded a pretax loss of  $3.3 million from dispositions in other (income) loss within the Consolidated Statements of Income, which was primarily comprised of the following:
•	In December, we sold BusinessWeek, which was part of our I&M segment. This business was selected for divestiture as it no longer fit within our strategic plans. We recognized a pretax gain of $10.5 million.

•	In May, we sold our Vista Research, Inc. business which was part of our MH Financial segment. This business was selected for divestiture as it no longer fit within our strategic plans. This divestiture enabled the segment to focus on its core business of providing independent research, ratings, data indices and portfolio services. We recognized a pre-tax loss of $13.8 million.
In 2008, we did not make any dispositions.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

3. GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
Goodwill represents the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. The following table summarizes the changes in the carrying value of goodwill for our segments:

(in millions)	S&P	MH Financial	MHE	I&M	Total

Balance as of December 31, 2008	$184.0	$303.5	$927.1	$288.6	$1,703.2
Dispositions	–	(20.6)	–	(0.4)	(21.0)
Other (primarily Fx)	2.1	3.2	2.3	0.7	8.3

Balance as of December 31, 2009	186.1	286.1	929.4	288.9	1,690.5

Additions, net	5.4	175.5	13.9	–	194.8
Other (primarily Fx)	0.4	1.0	0.5	(0.2)	1.7

Balance as of December 31, 2010	$191.9	$462.6	$943.8	$288.7	$1,887.0

Goodwill additions/dispositions in the table above relate to acquisitions/dispositions discussed in Note 2 - Acquisitions and Dispositions.
Other Intangible Assets
Other intangible assets include both indefinite-lived assets not subject to amortization and definite-lived assets subject to amortization. Indefinite-lived assets consist of a tradename at JDPA and FCC licenses for our television stations, all within our I&M segment. At December 31, 2010 and 2009, the carrying value for the tradename is  $164.0 million and the carrying value for the licenses is  $38.1 million. The following table summarizes our definite-lived assets:

	December 31, 2010			December 31, 2009
		Accumulated			Accumulated
(in millions)	Gross amount	amortization	Net amount	Gross amount	amortization	Net amount

Copyrights	$464.2	$(332.6)	$131.6	$462.1	$(315.9)	$146.2
Other intangibles	604.7	(274.5)	330.2	435.5	(245.1)	190.4

Total	$1,068.9	$(607.1)	$461.8	$897.6	$(561.0)	$336.6

Definite-lived intangible assets are being amortized on a straight-line basis over periods of up to 40 years. The weighted-average life of the intangible assets at December 31, 2010 is approximately 11 years. Amortization expense for the years ended December 31, 2010, 2009 and 2008, and the projected amortization expense for intangible assets over the next five years for the years ended December 31, assuming no further acquisitions or dispositions, is as follows:

		Expected
	Amortization	amortization
	expense	expense

2008	$58.5
2009	52.7
2010	45.6
2011		$54.1
2012		51.7
2013		50.7
2014		48.5
2015		40.7

Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value Measurements [Abstract]
Fair Value Measurements

4. FAIR VALUE MEASUREMENTS
In accordance with authoritative guidance for fair value measurements certain assets and liabilities are required to be recorded at fair value. Fair value is defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants. A fair value hierarchy has been established which requires us to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three levels of inputs used to measure fair value are as follows:
•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
We have investments in equity securities classified as available-for-sale and an immaterial amount of forward exchange contracts that are adjusted to fair value on a recurring basis. The fair values of our investments in available-for-sale securities were determined using quoted market prices from daily exchange traded markets and are classified within Level 1 of the valuation hierarchy. The fair values of our available-for-sale securities are  $22.6 million and  $8.3 million as of December 31, 2010 and December 31, 2009, respectively, and are included in other non-current assets in the Consolidated Balance Sheets.
Other financial instruments, including cash and equivalents and short-term investments, are recorded at cost, which approximates fair value. The fair value of our long-term borrowings is  $1.3 billion as of December 31, 2010 and was estimated based on quoted market prices. The carrying value of our long-term borrowings approximates fair value as of December 31, 2009.

Taxes on Income	12 Months Ended
Dec. 31, 2010
Taxes on Income [Abstract]
Taxes on Income

5. TAXES ON INCOME
Income before taxes on income resulted from domestic and foreign operations as follows:

	Years ended December 31,
(in millions)	2010	2009	2008

Domestic operations	$1,063.6	$878.5	$981.0
Foreign operations	275.8	300.4	318.1

Total income before taxes	$1,339.4	$1,178.9	$1,299.1

The provision/(benefit) for taxes on income consists of the following:

	Years ended December 31,
(in millions)	2010	2009	2008

Federal
Current	$245.8	$281.0	$319.6
Deferred	63.2	(17.5)	1.8

Total federal	309.0	263.5	321.4

Foreign:
Current	127.8	101.6	77.8
Deferred	(14.9)	6.6	3.8

Total foreign	112.9	108.2	81.6

State and local:
Current	54.6	46.0	78.7
Deferred	11.0	11.4	(2.0)

Total state and local	65.6	57.4	76.7

Total provision for taxes	$487.5	$429.1	$479.7

A reconciliation of the U.S. federal statutory income tax rate to our effective income tax rate for financial reporting purposes is as follows:

	Years ended December 31,
	2010	2009	2008

U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Effect of state and local income taxes	3.9	3.9	4.2
Other – net	(2.5)	(2.5)	(2.3)

Effective income tax rate	36.4%	36.4%	36.9%

The principal temporary differences between the accounting for income and expenses for financial reporting and income tax purposes are as follows:

	Years ended December 31,
(in millions)	2010	2009

Deferred tax assets:
Reserves and accruals	$307.2	$329.4
Postretirement benefits	311.2	306.9
Deferred gain	58.2	63.5
Unearned revenue	2.5	4.2
Other - net	60.3	65.1

Total deferred tax assets	739.4	769.1

Deferred tax liabilities:
Fixed assets and intangible assets	(379.1)	(367.4)
Prepaid pension and other expenses	(125.5)	(90.2)

Total deferred tax liabilities	(504.6)	(457.6)

Net deferred income tax asset before valuation allowance	234.8	311.5

Valuation allowance	(1.8)	(19.0)

Net deferred income tax asset	$233.0	$292.5

Reported as:
Current deferred tax assets	$279.6	$278.4
Non-current deferred tax assets	17.3	24.1
Non-current deferred tax liabilities	(63.9)	(10.0)

Net deferred income tax asset	$233.0	$292.5

We record valuation allowances against deferred income tax assets when we determine that it is more likely than not based upon all the available evidence that such deferred income tax assets will not be realized. The valuation allowance is primarily related to operating losses from certain domestic operations.
We have not recorded deferred income taxes applicable to undistributed earnings of foreign subsidiaries that are indefinitely reinvested in foreign operations. Undistributed earnings that are indefinitely reinvested in foreign operations amounted to  $576.3 million at December 31, 2010. Quantification of the deferred tax liability, if any, associated with indefinitely reinvested earnings is not practicable.
We made net income tax payments totaling  $410.3 million in 2010,  $415.6 million in 2009 and  $466.1 million in 2008. At December 31, 2010, we had federal net operating loss carryforwards of  $11.6 million which will expire between 2017 and 2029, and the utilization of these losses will be subject to limitations.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31,
(in millions)	2010	2009	2008

Balance at beginning of year	$37.8	$27.7	$45.8
Additions based on tax positions related to the current year	14.1	9.5	8.5
Additions for tax positions of prior years	11.4	16.1	1.3
Reduction for tax positions of prior years	(10.4)	(15.5)	(27.9)

Balance at end of year	$52.9	$37.8	$27.7

The net increase of  $15.1 million in 2010 is the amount of unrecognized tax benefits that unfavorably impacted tax expense. The unfavorable impact to the tax provision was offset by the favorable outcome of the completed federal, state, local and foreign tax audits.
The total amount of federal, state and local, and foreign unrecognized tax benefits as of December 31, 2010 and 2009 was  $52.9 million and  $37.8 million, respectively, exclusive of interest and penalties. Included in the balance at December 31, 2010 and 2009, is  $1.8 million and  $0.7 million, respectively, of tax positions for which the ultimate deductibility is highly certain, but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate, but would accelerate the payment of cash to the taxing authority to an earlier period. We recognize accrued interest and penalties related to unrecognized tax benefits in interest expense and operating expense, respectively. In addition to the unrecognized tax benefits, as of December 31, 2010 and 2009, we had  $14.3 million and  $8.7 million, respectively, of accrued interest and penalties associated with uncertain tax positions.
During 2010, we effectively completed the U.S. federal tax audit for 2009 and we also completed various state and foreign tax audits and, with few exceptions, we are no longer subject to state and local, or non-U.S. income tax examinations by tax authorities for the years before 2002. The impact to tax expense in 2010 was not material.
During 2009, we effectively completed the U.S. federal tax audit for 2008 and we also completed various state and foreign tax audits, resulting in a favorable impact to tax expense of  $8.7 million.
During 2008, we effectively completed various federal, state and local, and foreign tax audits, resulting in a favorable impact to tax expense of  $15.9 million. This favorable impact to the tax provision was offset by additional requirements for taxes in connection with the repatriation of cash from international operations.
However, even though we have effectively completed the U.S. federal tax audit for the years 2009, 2008 and 2007, those years remain open pending the appeal of a certain unresolved issue, which we do not believe will have a material adverse effect on our results of operations.
We file income tax returns in the U.S. federal jurisdiction, various states, and foreign jurisdictions, and we are routinely under audit by many different tax authorities. We believe that our accrual for tax liabilities is adequate for all open audit years based on an assessment of many factors including past experience and interpretations of tax law. This assessment relies on estimates and assumptions and may involve a series of complex judgments about future events. It is possible that tax examinations will be settled prior to December 31, 2011. If any of these tax audit settlements do occur within that period, we would make any necessary adjustments to the accrual for unrecognized tax benefits. Until formal resolutions are reached between us and the tax authorities, the determination of a possible audit settlement range with respect to the impact on unrecognized tax benefits is not practicable. On the basis of present information, it is our opinion that any assessments resulting from the current audits will not have a material effect on our Consolidated Financial Statements.
We do not expect our 2011 effective tax rate to vary significantly from our 2010 effective tax rate absent the impact of numerous factors including intervening audit settlements, changes in federal, state or foreign law and changes in the geographical mix of our income.
Although the timing of income tax audit resolution and negotiations with taxing authorities are highly uncertain, we do not anticipate a significant change to the total amount of unrecognized income tax benefits within the next twelve months.

Debt	12 Months Ended
Dec. 31, 2010
Debt [Abstract]
Debt

6. DEBT
A summary of short-term and long-term debt outstanding is as follows:

	December 31,
(in millions)	2010	2009

5.375% Senior Notes, due 2012[1]	$399.9	$399.8
5.9% Senior Notes, due 2017[2]	399.3	399.3
6.55% Senior Notes, due 2037[3]	398.6	398.5
Note payable	0.5	0.2

Total debt	1,198.3	1,197.8

Less: short-term debt including current maturities	0.3	—

Long-term debt	$1,198.0	$1,197.8

1	As of December 31, 2010, our 2012 Senior Notes consisted of $400 million principal and an unamortized debt discount of $0.1 million; when issued in November 2007, these Notes were priced at 99.911% with a yield of 5.399%; and interest payments are due semiannually on February 15 and August 15.

2	As of December 31, 2010, our 2017 Senior Notes consisted of $400 million principal and an unamortized debt discount of $0.7 million; when issued in November 2007, these Notes were priced at 99.76% with a yield of 5.933%; and interest payments are due semiannually on April 15 and October 15.

3	As of December 31, 2010, our 2037 Senior Notes consisted of $400 million principal and an unamortized debt discount of $1.4 million; when issued in November 2007, these Notes were priced at 99.605% with a yield of 6.58%; and interest payments are due semiannually on May 15 and November 15.
Annual long-term debt maturities are scheduled as follows based on book values as of December 31, 2010: no amounts due in 2011, approximately  $400 million due in 2012, no amounts due from 2013-2015, and approximately  $798 million due thereafter.
Currently, we have the ability to borrow  $1.2 billion in additional funds through our commercial paper program, which is supported by our credit facility described below. Historically, we have also had the ability to borrow up to  $240 million through Extendible Commercial Notes (“ECN”), which generally replicate commercial paper; and through a promissory note with one of our providers of banking services. However, in the current credit environment, the market for ECN’s and financing through our promissory note are not available and, as such, we have no short-term plans to utilize these sources for additional funds. As of December 31, 2010 and 2009, we have not utilized any of these sources for additional funds.
On July 30, 2010, we entered into a  $1.2 billion three-year credit agreement (the “credit facility”) that will terminate on July 30, 2013. This credit facility replaced our  $433.3 million 364-day facility that was scheduled to terminate on August 13, 2010 and our  $766.7 million 3-year facility that was scheduled to terminate on September 12, 2011. The previous credit facilities were cancelled after the new credit facility became effective. There were no outstanding borrowings under the previous credit facilities when they were replaced.
Our credit facility serves as a backup facility for short-term financing requirements that normally would be satisfied through the commercial paper program. We pay a commitment fee of 15.0 to 35.0 basis points for the credit facility, depending on our credit rating, whether or not amounts have been borrowed and currently pay a commitment fee of 17.5 basis points. The interest rate on borrowings under the credit facility is, at our option, calculated using rates that are primarily based on either the prevailing London Inter-Bank Offer Rate, the prime rate determined by the administrative agent or the Federal funds rate. For certain borrowings under this credit facility there is also a spread based on our credit rating added to the applicable rate.
The credit facility contains certain covenants. The only financial covenant requires that our indebtedness to cash flow ratio, as defined in the credit facility, is not greater than 4 to 1, and this covenant has never been exceeded.

Employee Benefits	12 Months Ended
Dec. 31, 2010
Employee Benefits [Abstract]
Employee Benefits

7. EMPLOYEE BENEFITS
We have a number of defined benefit pension plans and defined contribution plans covering substantially all employees. Our primary pension plan is a noncontributory plan under which benefits are based on employee career employment compensation. We also have unfunded non-U.S. and supplemental benefit plans. The supplemental benefit plans provide senior management with supplemental retirement, disability and death benefits. Certain supplemental retirement benefits are based on final monthly earnings. In addition, we sponsor voluntary 401(k) plans under which we may match employee contributions up to certain levels of compensation as well as profit-sharing plans under which we contribute a percentage of eligible employees’ compensation to the employees’ accounts.
We also provide certain post-retirement medical, dental and life insurance benefits for retired employees and eligible dependents. The medical and dental plans are contributory while the life insurance plan is noncontributory. We currently do not prefund any of these plans.
We recognize the funded status of our retirement and post-retirement plans in the Consolidated Balance Sheets, with a corresponding adjustment to accumulated other comprehensive income, net of taxes. The amounts in accumulated other comprehensive income represent net unrecognized actuarial losses and unrecognized prior service costs. These amounts will be subsequently recognized as net periodic pension cost pursuant to our accounting policy for amortizing such amounts.
Benefit Obligation
A summary of the benefit obligation and the fair value of plan assets, as well as the funded status for the retirement and post-retirement plans as of December 31, is as follows (benefits paid in the table below include only those amounts contributed directly to or paid directly from plan assets):

	Retirement Plans		Post-Retirement Plans
(in millions)	2010	2009	2010	2009

Net benefit obligation at beginning of year	$1,569.4	$1,395.8	$157.0	$150.6
Service cost	61.2	58.1	2.5	2.4
Interest cost	94.0	86.4	7.3	8.3
Plan participants’ contributions	0.6	0.6	5.0	5.2
Actuarial loss (gain)	137.3	63.6	(10.4)	8.6
Gross benefits paid	(59.5)	(55.7)	(18.6)	(19.1)
Foreign currency effect	(9.5)	15.6	–	–
Federal subsidy benefits received	–	–	1.0	1.0
Other adjustments	–	5.0	–	–

Net benefit obligation at end of year	1,793.5	1,569.4	143.8	157.0

Fair value of plan assets at beginning of year	1,277.0	972.3	–	–
Actual return on plan assets	188.4	268.1	–	–
Employer contributions	167.7	78.0	13.6	13.9
Plan participants’ contributions	0.6	0.6	5.0	5.2
Gross benefits paid	(59.5)	(55.7)	(18.6)	(19.1)
Foreign currency effect	(7.6)	13.7	–	–

Fair value of plan assets at end of year	1,566.6	1,277.0	–	–

Funded status	$(226.9)	$(292.4)	$(143.8)	$(157.0)

Amounts recognized in Consolidated Balance Sheets
Non-current assets	$82.1	$78.5	$–	$–
Current liabilities	(5.6)	(5.0)	(13.0)	(13.2)
Non-current liabilities	(303.4)	(365.9)	(130.8)	(143.8)

	$(226.9)	$(292.4)	$(143.8)	$(157.0)

Accumulated benefit obligation	$1,624.9	$1,398.7

Plans with accumulated benefit obligation in excess of the fair value of plan assets
Projected benefit obligation	$1,468.8	$1,288.3
Accumulated benefit obligation	$1,348.8	$1,158.1
Fair value of plan assets	$1,161.2	$930.6

Amounts recognized in accumulated other comprehensive loss, net of tax
Net actuarial loss	$312.6	$281.3	$6.5	$12.3
Prior service credit	(6.3)	(6.6)	(2.7)	(3.4)

Total recognized	$306.3	$274.7	$3.8	$8.9

The actuarial loss and prior service credit included in accumulated other comprehensive loss for our retirement plans and expected to be recognized in net periodic pension cost during the year ending December 31, 2011 are  $29.1 million and  $0.3 million, respectively.
The prior service credit included in accumulated other comprehensive loss for our post-retirement plans and expected to be recognized in net periodic benefit cost during the year ending December 31, 2011 is  $1.2 million. There is no actuarial loss in accumulated other comprehensive loss for our post-retirement plans expected to be recognized in net periodic benefit cost during the year ending December 31, 2011.
Net Periodic Cost
For purposes of determining annual pension cost, prior service costs are being amortized straight-line over the average remaining service period of employees expected to receive benefits.
A summary of net periodic benefit cost for our retirement and post-retirement plans for the years ended December 31, is as follows:

	Retirement Plans			Post-Retirement Plans
(in millions)	2010	2009	2008	2010	2009	2008

Service cost	$61.2	$58.1	$58.3	$2.5	$2.4	$2.4
Interest cost	94.0	86.4	86.0	7.3	8.3	8.4
Expected return on assets	(111.6)	(105.0)	(110.1)	–	–	–
Amortization of:
Actuarial loss	15.0	5.5	3.1	–	–	–
Prior service credit	(0.3)	(0.3)	(0.4)	(1.2)	(1.2)	(1.2)

Net periodic benefit cost	$58.3	$44.7	$36.9	$8.6	$9.5	$9.6

Our United Kingdom (“U.K.”) retirement plan accounted for  $6.0 million in 2010,  $6.3 million in 2009 and  $9.5 million in 2008 of the net periodic benefit cost attributable to the funded plans.
Other changes in plan assets and benefit obligations recognized in other comprehensive income, net of tax for the years ended December 31, are as follows:

	Retirement Plans			Post-Retirement Plans
(in millions)	2010	2009	2008	2010	2009	2008

Net actuarial (gain) loss	$40.5	$(59.1)	$324.8	$(5.9)	$5.2	$7.5
Recognized actuarial gain	(9.2)	(3.5)	(2.1)	–	–	–
Prior service credit	–	–	–	0.7	0.7	0.7
Recognized prior service cost	0.3	0.3	0.3	–	–	–

Total recognized	$31.6	$(62.3)	$323.0	$(5.2)	$5.9	$8.2

The total cost for our retirement plans was  $155.7 million for 2010,  $140.6 million for 2009 and  $146.5 million for 2008. Included in the total retirement plans cost are defined contribution plans cost of  $82.9 million for 2010,  $82.9 million for 2009 and  $95.9 million for 2008.
Assumptions

	Retirement Plans			Post-Retirement Plans
	2010	2009	2008	2010	2009	2008

Benefit obligation
Discount rate	5.4%	5.95%	6.1%	4.65%	5.3%	5.95%
Compensation increase factor	4.5%	5.5%	5.5%
Net periodic cost
Weighted-average healthcare cost rate[1]				8.0%	8.0%	8.5%
Discount rate - US plan[2]	5.95%	6.1%	6.25%	5.3%	5.95%	6.0%
Discount rate - UK plan[2]	5.9%	5.8%	5.4%
Compensation increase factor - US plan	5.5%	5.5%	5.5%
Compensation increase factor - UK plan	6.25%	5.5%	5.95%
Return on assets[3]	8.0%	8.0%	8.0%

1	The assumed weighted-average healthcare cost trend rate will decrease ratably from 8.0% in 2011 to 5.0% in 2018 and remain at that level thereafter. Assumed healthcare cost trends have an effect on the amounts reported for the healthcare plans. A one percentage point change in assumed healthcare cost trend creates the following effects:

(in millions)	1% point increase	1% point decrease

Effect on total of service and interest cost	$0.3	$(0.3)
Effect on postretirement obligation	$5.5	$(5.0)

2	Effective January 1, 2011, we changed our discount rate assumption on our U.S. retirement plans to 5.4% from 5.95% in 2010 and changed our discount rate assumption on our U.K. retirement plan (“UK plan”) to 5.5% from 5.9% in 2010.

3	For 2010, the assumed return on U.S. plan assets is based on a calculated market-related value of assets, which recognizes changes in market value over five years.
Cash Flows
In December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Act”) was enacted. The Act established a prescription drug benefit under Medicare, known as “Medicare Part D”, and a federal subsidy to sponsors of retiree healthcare benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. Our benefits provided to certain participants are at least actuarially equivalent to Medicare Part D, and, accordingly, we are entitled to a subsidy.
Expected required employer contributions in 2011 are  $29.9 million for our retirement plans and  $14.2 million for our post-retirement plans. Information about the expected cash flows for our retirement and post-retirement plans and the impact of the Medicare subsidy is as follows:

	Retirement Plans	[1]	Post-Retirement Plans[2]
			Gross	Medicare	Net
(in millions)			payments	subsidy	payments

2011	$65.2		$14.0	$(1.0)	$13.0
2012	69.3		14.0	(0.9)	13.1
2013	73.1		13.9	(0.9)	13.0
2014	77.4		13.7	(0.9)	12.8
2015	81.9		13.5	(0.9)	12.6
2016–2020	492.2		62.2	(3.5)	58.7

1	Reflects the total benefits expected to be paid from the plans or from our assets including both our share of the benefit cost and the participants’ share of the cost.

2	Reflects the total benefits expected to be paid from our assets.
Fair Value of Plan Assets
The fair value of our defined benefit plans assets at the end of 2010 and 2009, by asset class is as follows (see Note 4 – Fair Value Measurements, for a description of the fair value hierarchy):

	December 31, 2010
(in millions)	Total	Level 1	Level 2	Level 3

Cash and short-term investments, and other	$88.4	$3.4	$85.0	$–
Equity securities:
U.S. indexes[1]	281.2	125.8	155.4	–
U.S. growth and value	386.2	359.5	25.3	1.4
U.K.	144.1	79.5	64.6	–
International, excluding U.K.	325.7	194.8	129.5	1.4
Fixed income securities:
Long duration strategy[2]	156.1	–	156.1	–
Non-agency mortgage backed securities[3]	66.3	–	66.3	–
U.K.[4]	45.3	–	45.3	–
International, excluding U.K.	52.5	–	52.5	–
Real estate:
U.K.[5]	20.8	–	–	20.8

Total	$1,566.6	$763.0	$780.0	$23.6

	December 31, 2009
(in millions)	Total	Level 1	Level 2	Level 3

Cash and short-term investments, and other	$97.3	$4.3	$93.0	$–
Equity securities:
U.S. indexes[1]	222.8	102.8	120.0	–
U.S. growth and value	306.5	285.7	19.7	1.1
U.K.	114.3	61.4	52.9	–
International, excluding U.K.	269.4	154.4	113.3	1.7
Fixed income securities:
Long duration strategy[2]	117.0	–	117.0	–
Non-agency mortgage backed securities[3]	57.1	–	57.1	–
U.K.[4]	41.4	–	41.4	–
International, excluding U.K.	31.7	–	31.7	–
Real estate:
U.K.[5]	19.5	–	–	19.5

Total	$1,277.0	$608.6	$646.1	$22.3

1	Includes securities that are tracked in the following indexes: S&P 500, S&P MidCap 400, S&P MidCap 400 Growth and S&P Smallcap 600.

2	Includes securities that are investment grade obligations of issuers in the U.S.

3	Includes U.S. mortgage-backed securities that are not backed by the U.S. government.

4	Includes securities originated by the government of and other issuers from the U.K.

5	Includes a fund which holds real estate properties in the U.K.
For securities that are quoted in active markets, the trustee/ custodian determines fair value by applying securities’ prices obtained from its pricing vendors. For commingled funds that are not actively traded, the trustee applies pricing information provided by investment management firms to the unit quantities of such funds. Investment management firms employ their own pricing vendors to value the securities underlying each commingled fund. Underlying securities that are not actively traded derive their prices from investment managers, which in turn, employ vendors that use pricing models (e.g., discounted cash flow, comparables). The domestic defined benefit plans have no investment in our stock, except through the S&P 500 commingled index fund.
The trustee obtains estimated prices from vendors for securities that are not easily quotable and they are categorized accordingly as Level 3. The following table details further information on our plan assets where we have used significant unobservable inputs (Level 3):

(in millions)

Beginning balance at December 31, 2009	$22.3
Unrealized gains	1.6
Income received	0.3
Capital distributions	(0.6)

Ending balance at December 31, 2010	$23.6

Pension Trusts’ Asset Allocations
There are two pension trusts, one in the U.S. and another in the U.K.
•	The U.S. pension trust had assets of $1,324.1 million and $1,074.6 million at the end of 2010 and 2009, respectively, and the target allocations in 2011 include 49% domestic equities, 26% international equity securities, and 25% debt securities and short-term investments.

•	The U.K. pension trust had assets of $242.5 million and $202.4 million at the end of 2010 and 2009, respectively, and the target allocations in 2011 include 78% equities, 12% U.K. fixed income, and 10% U.K. real estate.
The pension assets are invested with the goal of producing a combination of capital growth and income. The mix of assets is established after consideration of the long-term performance and risk characteristics of asset classes. Investments are selected based on their potential to enhance returns, preserve capital, and reduce overall volatility. Holdings are diversified within each asset class. The portfolios employ a mix of index and actively managed equity strategies by market capitalization, style, geographic regions, and economic sectors. The fixed income strategies include U.S. long duration, U.S. non-agency mortgage backed securities, and U.K. debt instruments. The short-term portfolio, whose primary goal is capital preservation for liquidity purposes, is composed of government and government-agency securities, un-invested cash, receivables, and payables. The portfolios do not employ any financial leverage.
U.S. Defined Contribution Plans
Assets of the defined contribution plans in the U.S. consist primarily of investment options which include actively managed equity, indexed equity, actively managed equity/bond funds, McGraw-Hill common stock, stable value, and money market strategies. They also have a self-directed investment option. The plans purchased 650,225 and sold 645,433 shares of McGraw-Hill common stock in 2010 and purchased 702,409 and sold 753,984 shares of McGraw-Hill common stock in 2009. The plans held approximately 4.1 million shares of McGraw-Hill common stock at December 31, 2010 and 2009, with market values of  $149.0 million and  $137.7 million, respectively. The plans received dividends on McGraw-Hill common stock of  $3.9 million and  $3.8 million during 2010 and 2009, respectively.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2010
Stock-Based Compensation [Abstract]
Stock-Based Compensation

8. STOCK-BASED COMPENSATION
We issue stock-based incentive awards to our eligible employees and Directors under three employee stock ownership plans (the 1987, 1993 and 2002 Employee Stock Incentive Plans) and a Director Deferred Stock Ownership Plan.
•	1987 and 1993 Employee Stock Incentive Plans – These plans provided for the granting of incentive stock options, nonqualified stock options, stock appreciation rights (“SARs”), restricted stock awards, deferred stock (applicable to the 1987 Plan only) or other stock-based awards. No further awards may be granted under these plans; although awards granted prior to the adoption of the 2002 Plan, as amended, remain outstanding under these plans in accordance with their terms.

•	2002 Employee Stock Incentive Plan as amended in 2004 (the “2002 Plan”) – The 2002 Plan permits the granting of nonqualified stock options, SARs, performance stock, restricted stock and other stock-based awards.

•	Director Deferred Stock Ownership Plan – Under this plan, common stock reserved may be credited to deferred stock accounts for eligible Directors. In general, the plan requires that 50% of eligible Directors’ annual compensation plus dividend equivalents be credited to deferred stock accounts. Each Director may also elect to defer all or a portion of the remaining compensation and have an equivalent number of shares credited to the deferred stock account. Recipients under this plan are not required to provide consideration to us other than rendering service. Shares will be delivered as of the date a recipient ceases to be a member of the Board of Directors or within five years thereafter, if so elected. The plan will remain in effect until terminated by the Board of Directors or until no shares of stock remain available under the plan.
The number of common shares reserved for issuance are as follows:

	December 31,
(in millions)	2010	2009

Shares available for granting under the 2002 Plan	18.1	19.0
Options outstanding	30.2	31.4

Shares reserved for issuance for employee stock ownership plans	48.3	50.4

Director Deferred Stock Ownership Plan	0.3	0.5

Total shares reserved for issuance	48.6	50.9

We issue treasury shares upon exercise of stock options and the issuance of restricted stock and unit awards. To offset the dilutive effect of the exercise of employee stock options, we periodically repurchase shares, see Note 9 – Equity for further discussion.
Stock-based compensation expense and the corresponding tax benefit are as follows:

	Years Ended December 31,
(in millions)	2010	2009	2008

Stock option expense	$22.0	$20.4	$27.0
Restricted stock and unit awards expense	44.5	1.9	(28.9)

Total stock-based compensation expense	$66.5	$22.3	$(1.9)

Tax benefit (expense)	$26.0	$8.8	$(0.8)

During 2008, we reduced the projected payout percentage of our outstanding restricted performance stock awards and further reduced the projected payout percentage in 2009, although to a much lesser extent than 2008. Accordingly, we recorded adjustments to reduce our stock-based compensation expense for the amount of previously recognized expense in excess of the revised projected payouts. In 2008, the effect of these adjustments resulted in a beneficial impact on total stock-based compensation expense.
Stock Options
Stock options, which may not be granted at a price less than the fair market value of our common stock on the date of grant, vest over a two-year service period in equal annual installments and have a maximum term of 10 years. Therefore, stock option compensation costs are recognized from the date of grant, utilizing a two-year graded vesting method. Under this method, fifty percent of the costs are ratably recognized over the first twelve months with the remaining costs ratably recognized over a twenty-four month period starting from the date of grant.
We use a lattice-based option-pricing model to estimate the fair value of options granted. The following assumptions were used in valuing the options granted:

	Years Ended December 31,
	2010	2009	2008

Risk-free average interest rate	0.3–4.2%	0.4–4.1%	1.4–4.4%
Dividend yield	2.9–3.1%	3.3–3.7%	2.0–3.4%
Volatility	28–60%	33–75%	21–59%
Expected life (years)	5.8–7.0	5.6–6.0	6.7–7.0
Weighted-average grant-date fair value per option	$10.02	$5.78	$9.77

Because lattice-based option-pricing models incorporate ranges of assumptions, those ranges are disclosed. These assumptions are based on multiple factors, including historical exercise patterns, post-vesting termination rates, expected future exercise patterns and the expected volatility of our stock price. The risk-free interest rate is the imputed forward rate based on the U.S. Treasury yield at the date of grant. We use the historical volatility of our stock price over the expected term of the options to estimate the expected volatility. The expected term of options granted is derived from the output of the lattice model and represents the period of time that options granted are expected to be outstanding.
Stock option activity is as follows:

			Weighted-average
		Weighted-average	remaining years of	Aggregate
(in millions, except per award amounts)	Shares	exercise price	contractual term	intrinsic value

Options outstanding at December 31, 2009	31.4	$38.88
Granted	2.8	$35.49
Exercised	(1.8)	$27.05
Cancelled, forfeited and expired	(2.2)	$42.40

Options outstanding at December 31, 2010	30.2	$39.04	4.7	$74.6

Options exercisable at December 31, 2010	26.2	$40.20	4.1	$54.8

		Weighted-average
		grant-date
	Shares	fair value

Nonvested options outstanding at December 31, 2009	4.1	$ 7.03
Granted	2.8	$35.49
Vested	(2.6)	$ 7.68
Forfeited	(0.3)	$ 8.47

Nonvested options outstanding at December 31, 2010	4.0	$ 8.62

Total unrecognized compensation expense related to nonvested options	$12.4
Weighted-average years to be recognized over	1.2

The total fair value of our stock options that vested during 2010, 2009 and 2008 was  $19.7 million,  $25.3 million and  $27.3 million, respectively.
We receive a tax deduction for certain stock option exercises during the period in which the options are exercised, generally for the excess of the quoted market value of the stock at the time of the exercise of the options over the exercise price of the options (“intrinsic value”). For the years ended December 31, 2010, 2009 and 2008,  $1.5 million,  $0.3 million and  $4.0 million, respectively, of excess tax benefits from stock options exercised are reported in our cash flows used for financing activities.
Information regarding our stock option exercises is as follows:

	Year Ended December 31,
(in millions)	2010	2009	2008

Net cash proceeds from the exercise of stock options	$49.9	$25.2	$41.4
Total intrinsic value of stock option exercises	$15.5	$5.0	$17.4
Income tax benefit realized
from stock option exercises	$6.1	$2.0	$7.0

Restricted Stock and Unit Awards
Restricted stock and unit awards (performance and non-performance) have been granted under the 2002 Plan. Restricted stock and unit performance awards will vest only if we achieve certain financial goals over the performance period. Restricted stock non-performance awards have various vesting periods (generally three years), with vesting beginning on the first anniversary of the awards. Recipients of restricted stock and unit awards are not required to provide consideration to us other than rendering service.
The stock-based compensation expense for restricted stock and unit awards is determined based on the market price of our stock at the grant date of the award applied to the total number of awards that are anticipated to fully vest. For restricted stock and unit performance awards, adjustments are made to expense dependent upon financial goals achieved.
Restricted stock and unit activity for performance and non-performance awards is as follows:

		Weighted-
		Average
		grant-date
(in millions, except per award amounts)	Shares	fair value

Nonvested shares at December 31, 2009	4.0	$36.57
Granted	2.1	$33.72
Vested	–	$34.59
Forfeited	(1.1)	$55.08

Nonvested shares at December 31, 2010	5.0	$31.47

Total unrecognized compensation expense related to nonvested options	$93.9
Weighted-average years to be recognized over	2.1

	Years Ended December 31,
(in millions, except per award amounts)	2010	2009	2008

Weighted-average grant date fair value per award	$33.72	$31.05	$39.37
Total fair value of restricted stock and unit awards vested	$0.5	$81.9	$29.4
Tax benefit (expense) relating to restricted stock activity	$17.4	$0.7	$(11.7)

Equity	12 Months Ended
Dec. 31, 2010
Equity [Abstract]
Equity

9. EQUITY
Capital Stock
Two million shares of preferred stock, par value  $1 per share, are authorized; none have been issued.
The following table provides detail of our dividend history. On January 19, 2011, the Board of Directors approved an increase in the dividends for 2011 to a quarterly rate of  $0.25 per common share.

	Years Ended December 31,
	2010	2009	2008

Quarterly dividend rate	$0.235	$0.225	$0.220
Annualized dividend rate	$0.94	$0.90	$0.88
Dividends paid (in millions)	$292.3	$281.6	$280.5

Stock Repurchases
On January 31, 2007 the Board of Directors approved a stock repurchase program authorizing the purchase of up to 45.0 million shares, which was 12.7% of the total shares of our outstanding common stock at that time. Share repurchases are as follows:

	Years Ended December 31,
(in millions, except average price)	2010	2009	2008

Shares repurchased	8.7	–	10.9
Average price	$29.37	$–	$41.03
Total amount paid[1]	$255.8	$–	$447.2

1   Will not recalculate due to rounding.
Shares repurchased were used for general corporate purposes, including the issuance of shares for stock compensation plans and to offset the dilutive effect of the exercise of employee stock options. In any period, cash used in financing activities related to common stock repurchased may differ from the comparable change in equity, reflecting timing differences between the recognition of share repurchase transactions and their settlement for cash.
As of December 31, 2010, 8.4 million shares remained available under the 2007 repurchase program. The repurchase program has no expiration date. Purchases under this program may be made from time to time on the open market and in private transactions, depending on market conditions.
Accumulated Other Comprehensive Loss

	December 31,
(in millions)	2010	2009	2008

Foreign currency translation adjustment	$(62.1)	$(61.7)	$(104.7)
Pension and other postretirement benefit plans, net of tax	(310.1)	(283.3)	(339.6)
Unrealized gain on investment and forward exchange contracts, net of tax	4.8	2.0	0.3

Total accumulated other comprehensive loss	$(367.4)	$(343.0)	$(444.0)

Earning per Share	12 Months Ended
Dec. 31, 2010
Earnings per Share [Abstract]
Earnings per Share

10. EARNINGS PER SHARE
Basic earnings per common share is computed by dividing net income attributable to the common shareholders of the Company by the weighted-average number of common shares outstanding. Diluted earnings per common share is computed in the same manner as basic earnings per common share, except the number of shares is increased to include additional common shares that would have been outstanding if potential common shares with a dilutive effect had been issued. The weighted-average number of shares used for calculating basic and diluted earnings per common share is as follows:

	Years Ended December 31,
(in millions, except per share amounts)	2010	2009	2008

Net Income	$828.1	$730.5	$799.5
Weighted-average number of common shares outstanding – basic	309.4	312.2	315.6
Effect of stock options and other dilutive securities	2.8	1.1	3.1

Weighted-average number of common shares outstanding – dilutive	312.2	313.3	318.7

Earnings per common share – basic	$2.68	$2.34	$2.53
Earnings per common share – diluted	$2.65	$2.33	$2.51

Restricted performance shares outstanding of 1.4 million at December 31, 2010 and 2.3 million at December 31, 2009 and 2008 were not included in the computation of diluted earnings per common share because the necessary vesting conditions have not yet been met.
The effect of the potential exercise of stock options is excluded from the computation of diluted earnings per share when the average market price of the common stock is lower than the exercise price of the related option during the period because the effect would have been antidilutive. For the years ended December 31, 2010, 2009 and 2008, the number of stock options excluded from the computation was 23.2 million, 27.9 million and 21.7 million, respectively.

Restructuring	12 Months Ended
Dec. 31, 2010
Restructuring [Abstract]
Restructuring

11. RESTRUCTURING
2010 Restructuring
During the fourth quarter 2010, we initiated a restructuring plan within our I&M segment as a result of current business conditions as well as continuing process improvements. We recorded a pre-tax restructuring charge of  $10.6 million, consisting primarily of employee severance costs related to a workforce reduction of approximately 230 positions.
For the year ended December 31, 2010, we have recorded cash payments and adjustments of  $1.8 million related to the 2010 restructuring, consisting primarily of employee severance costs. The remaining reserve at December 31, 2010 is  $8.8 million and is included in other current liabilities.
2009 Restructuring
During the second quarter 2009, we initiated a restructuring plan that included a realignment of select business operations within our MHE segment to further strengthen our position in the market by creating a market focused organization that enhances our ability to address the changing needs of our customers. Additionally, we continued to implement restructuring plans related to a limited number of our business operations to contain costs and mitigate the impact of the current and expected future economic conditions. We recorded a pre-tax restructuring charge of  $24.3 million, consisting primarily of employee severance costs related to a workforce reduction of approximately 550 positions. This charge consisted of  $14.0 million for our MHE segment,  $4.5 million for our S&P and MH Financial segments and  $5.8 million for our I&M segment. In addition, during the second quarter 2009, we revised our estimate of previously recorded restructuring charges and reversed  $9.1 million, consisting of  $2.4 million for our MHE segment,  $4.9 million for our S&P and MH Financial segments and  $1.8 million for our I&M segment. This charge was classified as selling and general expenses within the Consolidated Statements of Income.
For the year ended December 31, 2010, we have recorded cash payments and adjustments of  $9.9 million related to the 2009 restructuring, consisting of employee severance costs. The remaining reserve at December 31, 2010 is  $3.1 million and is included in other current liabilities.
2008 Restructuring
During 2008, we continued to implement restructuring plans related to a limited number of business operations to contain costs and mitigate the impact of the current and expected future economic conditions. We recorded a pre-tax restructuring charge of  $73.4 million, consisting primarily of employee severance costs related to a workforce reduction of approximately 1,045 positions. This charge consisted of  $25.3 million for our MHE Segment,  $25.9 million for our S&P and MH Financial segments,  $19.2 million for our I&M segment and  $3.0 million for Corporate. This charge was classified as selling and general expenses within the Consolidated Statements of Income.
For year ended December 31, 2010, we have recorded cash payments and adjustments of  $6.3 million related to the 2008 restructuring, consisting primarily of employee severance costs. The remaining reserve at December 31, 2010 is  $2.8 million and is included in other current liabilities.
2006 Restructuring
During 2006, we recorded a pre-tax restructuring charge of  $31.5 million, consisting primarily of vacant facilities and employee severance costs related to the elimination of 700 positions. The remaining reserve at December 31, 2010, which consists of facilities costs, is  $5.1 million and is payable through 2014.

Segment and Geographic Information	12 Months Ended
Dec. 31, 2010
Segment and Geographic Information [Abstract]
Segment and Geographic Information

12. SEGMENT AND
GEOGRAPHIC INFORMATION
As discussed in Note 1 – Accounting Policies, we have four reportable segments: S&P, MH Financial, MHE and I&M.
In the fourth quarter of 2010 we realigned our previously reported Financial Services segment into two separate segments, S&P and MH Financial, to drive global growth and innovation. Specifically, the establishment of MH Financial allows us to organize our global financial information, data and analytics on a common sales and marketing platform. S&P will be able to focus on creating enhanced credit risk benchmarks and research for the expanding global markets in the new and evolving regulatory environment.
To be consistent with our new reporting structure, information from our previously reported Financial Services segment has been reclassified for the years ended December 31, 2009 and 2008 to reflect the new S&P and MH Financial segments. These changes had no impact on consolidated revenue or operating profit. Revenue for S&P and expenses for MH Financial include an intersegment royalty charged to MH Financial for the rights to use and distribute content and data developed by S&P.
The Executive Committee, consisting of our principal corporate executives, is our chief operating decision-maker and evaluates performance of our segments and allocates resources based primarily on operating profit. Segment operating profit does not include general corporate expenses or interest expense, which are centrally managed costs. We use the same accounting policies for our segments as those described in Note 1 – Accounting Policies.
Segment information for the years ended December 31 is as follows:

	Revenue			Operating Profit
(in millions)	2010	2009	2008	2010		2009		2008

S&P	$1,695.4	$1,537.3	$1,583.0	$762.4		$712.2		$749.3
MH Financial	1,188.5	1,121.8	1,113.5	314.9		301.9		321.1
MHE	2,433.1	2,387.8	2,638.9	363.4		276.0		321.4
I&M	907.5	953.9	1,061.9	160.4		92.7		92.0
Intersegment elimination	(56.2)	(49.0)	(42.2)	–		–		–

Total operating segments	6,168.3	5,951.8	6,355.1	1,601.1		1,382.8		1,483.8

General corporate expense	–	–	–	(180.0)		(127.0)		(109.1)

Total Company	$6,168.3	$5,951.8	$6,355.1	$1,421.1	[1]	$1,255.8	[1]	$1,374.7	[1]

1	Income from operations.

	Depreciation & Amortization			Capital Expenditures[2]
(in millions)	2010	2009	2008	2010	2009	2008

S&P	$33.3	$39.3	$37.7	$37.9	$31.9	$37.3
MH Financial	21.7	20.4	25.5	12.8	11.5	12.4
MHE	327.7	362.9	372.1	191.0	214.6	305.8
I&M	27.4	29.5	34.5	10.9	8.8	25.7

Total operating segments	410.1	452.1	469.8	252.6	266.8	381.2

Corporate	7.3	8.4	8.9	13.7	2.5	4.2

Total Company	$417.4	$460.5	$478.7	$266.3	$269.3	$385.4

2	Includes investment in prepublication costs.
Segment information as of December 31 is as follows:

	Total Assets
(in millions)	2010	2009
S&P	$618.1	$585.1
MH Financial	1,001.1	663.9
MHE	2,400.1	2,582.2
I&M	845.0	846.2

Total operating segments	4,864.3	4,677.4

Corporate[3]	2,182.3	1,797.9

Total Company	$7,046.6	$6,475.3

3	Corporate assets consist principally of cash and equivalents, assets for pension benefits, deferred income taxes and leasehold improvements related to subleased areas.
We have operations with foreign revenue and long-lived assets in approximately 45 countries. We do not have operations in any foreign country that represent more than 5% of our consolidated revenue. Transfers between geographic areas are recorded at agreed upon prices and intercompany revenue and profit are eliminated. No single customer accounted for more than 10% of our consolidated revenue.
The following is a schedule of revenue and long-lived assets by geographic region:

	Revenue			Long-lived Assets
	Years ended December 31			December 31,
(in millions)	2010	2009	2008	2010	2009

United States	$4,367.4	$4,226.4	$4,579.4	$2,715.0	$2,881.5
European region	987.2	963.7	1,020.5	566.5	220.4
Asia	499.4	467.8	438.8	162.9	133.2
Rest of the world	314.3	293.9	316.4	79.3	77.1

Total	$6,168.3	$5,951.8	$6,355.1	$3,523.7	$3,312.2

See Note 2 – Acquisitions and Dispositions, and Note 11 – Restructuring, for actions that impacted the segment operating results.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
Commitments and Contingencies

13. COMMITMENTS AND CONTINGENCIES
Rental Expense and Lease Obligations
We are committed under lease arrangements covering property, computer systems and office equipment. Leasehold improvements are amortized on a straight-line basis over the shorter of their economic lives or their lease term. Certain lease arrangements contain escalation clauses covering increased costs for various defined real estate taxes and operating services and the associated fees are recognized on a straight-line basis over the minimum lease period.
Rental expense for property and equipment under all operating lease agreements is as follows:

	Years Ended December 31,
(in millions)	2010	2009	2008

Gross rental expense	$242.5	$236.8	$241.0
Less: sublease revenue	(3.3)	(2.1)	(2.4)
Less: Rock-McGraw rent credit	(18.4)	(18.4)	(18.4)

Net rental expense	$220.8	$216.3	$220.2

In December 2003, we sold our 45% equity investment in Rock-McGraw, Inc., which owns our headquarters building in New York City, and remained an anchor tenant of what continues to be known as The McGraw-Hill Companies building by concurrently leasing back space through 2020. As of December 31, 2010, we leased approximately 17% of the building space. Proceeds from the disposition were  $382.1 million and the sale resulted in a pre-tax gain, net of transaction costs, of  $131.3 million ( $58.4 million after-tax) upon disposition. As a result of the amount of building space we retained through our leaseback, a pre-tax gain of  $212.3 million ( $126.3 million after-tax) was deferred upon the disposition in 2003. This gain is being amortized over the remaining lease term as a reduction in rent expense, reducing the deferred gain to  $147.8 million as of December 31, 2010.
Cash amounts for future minimum rental commitments, including rent payments on the sale-leaseback, under existing non-cancelable leases with a remaining term of more than one year, along with minimum sublease rental income to be received under non-cancelable subleases are shown in the following table.

	Rent	Sublease
(in millions)	commitment	income	Net rent

2011	$194.5	$(3.9)	$190.6
2012	175.3	(4.9)	170.4
2013	156.5	(4.6)	151.9
2014	138.9	(4.1)	134.8
2015	126.3	(4.2)	122.1
2016 and beyond	617.8	(19.9)	597.9

Total	$1,409.3	$(41.6)	$1,367.7

Legal Matters
In the normal course of business both in the United States and abroad, the Company and its subsidiaries are defendants in numerous legal proceedings and are involved, from time to time, in governmental and self-regulatory agency proceedings which may result in adverse judgments, damages, fines or penalties. Also, various governmental and self-regulatory agencies regularly make inquiries and conduct investigations concerning compliance with applicable laws and regulations.
A writ of summons was served on The McGraw-Hill Companies, SRL and on The McGraw-Hill Companies, SA (both indirect subsidiaries of the Company) (collectively, “Standard & Poor’s”) on September 29, 2005 and October 7, 2005, respectively, in an action brought in the Tribunal of Milan, Italy by Enrico Bondi (“Bondi”), the Extraordinary Commissioner of Parmalat Finanziaria S.p.A. and Parmalat S.p.A. (collectively, “Parmalat”). Bondi has brought numerous other lawsuits in both Italy and the United States against entities and individuals who had dealings with Parmalat. In this suit, Bondi claims that Standard & Poor’s, which had issued investment grade ratings on Parmalat until shortly before Parmalat’s collapse in December 2003, breached its duty to issue an independent and professional rating and negligently and knowingly assigned inflated ratings in order to retain Parmalat’s business. Alleging joint and several liability, Bondi claims damages of euros 4,073,984,120 (representing the value of bonds issued by Parmalat and the rating fees paid by Parmalat) with interest, plus damages to be ascertained for Standard & Poor’s alleged complicity in aggravating Parmalat’s financial difficulties and/or for having contributed in bringing about Parmalat’s indebtedness towards its bondholders, and legal fees. Standard & Poor’s filed its answer counterclaim and third-party claims on March 16, 2006. The Court appointed two experts to assist in its determinations. The experts filed their report on October 1, 2010, which was critical of the rating assigned to Parmalat by S&P during 2000-2003. S&P’s expert disputed the methodology, findings and conclusions of the report which, as a matter of law, is not binding on the court.
In a separate proceeding, the prosecutor’s office in Parma, Italy is conducting an investigation into the bankruptcy of Parmalat. In June 2006, the prosecutor’s office issued a Note of Completion of an Investigation (“Note of Completion”) concerning allegations, based on Standard & Poor’s investment grade ratings of Parmalat, that individual Standard & Poor’s rating analysts conspired with Parmalat insiders and rating advisors to fraudulently or negligently cause the Parmalat bankruptcy. The Note of Completion was served on eight Standard & Poor’s rating analysts. While not a formal charge, the Note of Completion indicates the prosecutor’s intention that the named rating analysts should appear before a judge in Parma for a preliminary hearing, at which hearing the judge will determine whether there is sufficient evidence against the rating analysts to proceed to trial. No date has been set for the preliminary hearing. On July 7, 2006, a defense brief was filed with the Parma prosecutor’s office on behalf of the rating analysts.
On October 8, 2009, an action was filed in the District Court for the Southern District of New York entitled Reed Construction Data, Inc. v. The McGraw-Hill Companies, Inc. in which Reed Construction Data asserted eleven claims under various state and federal laws against the Company relating to alleged misappropriation and unfair competition by McGraw-Hill Construction and seeking an unspecified amount of damages, plus attorneys’ fees and costs. In response to the Company’s motion to dismiss five of the eleven claims in the Reed action, Plaintiff filed an Amended Complaint on December 11, 2009, among other things adding an allegation that McGraw-Hill Construction misappropriated Plaintiff’s confidential and trade secret information regarding specific construction projects. The Company filed a renewed motion to dismiss five of the eleven claims in the Amended Complaint on January 22, 2010. On September 14, 2010, the Court granted the Company’s motion to dismiss three of the five claims, including claims that alleged violations by the Company of the Racketeer Influenced and Corrupt Organizations Act (RICO) and conspiracy to violate RICO. On February 4, 2011, Plaintiff submitted a motion with the Court to file a Second Amended Complaint which, if accepted by the Court, would among other things add a false advertising claim under the Lanham Act, including a demand for treble damages and attorneys’ fees. The Second Amended Complaint also contains allegations purporting to further support Reed’s existing tort and antitrust claims.
The Company and Standard & Poor’s Ratings Services, together with other credit rating agencies, continue to be named in numerous lawsuits in U.S. State and Federal Courts, as well as in foreign jurisdictions, relating to the ratings activity of Standard & Poor’s Ratings Services brought by alleged purchasers of rated securities, many of which include novel claims that Standard & Poor’s Ratings Services is an “underwriter” or “seller” of such securities under the Securities Act of 1933. The Company and Standard & Poor’s Ratings Services have also received numerous subpoenas and other government inquiries concerning the rating activity of Standard & Poor’s Ratings Services in these areas and continue to respond to all such requests. Additional actions, investigations or proceedings may be initiated from time to time in the future.
In addition, the Company and certain of its officers and directors have been named in a putative class action brought under the federal securities laws by its shareholders, two putative class actions by participants in the Company’s ERISA plans, and a putative derivative action on behalf of the Company, all relating to alleged misrepresentations and omissions concerning the Company’s ratings business:
On August 28, 2007, a putative shareholder class action titled Reese v. Bahash was filed in the District Court for the District of Columbia, and was subsequently transferred to the Southern District of New York. The Company and its CEO and former CFO are currently named as defendants in the suit, which alleges claims under the federal securities laws in connection with alleged misrepresentations and omissions made by the defendants relating to the Company’s earnings and S&P’s business practices. On November 3, 2008, the District Court denied Lead Plaintiff’s motion to lift the discovery stay imposed by the Private Securities Litigation Reform Act in order to obtain documents S&P submitted to the SEC during the SEC’s examination. The Company filed a motion to dismiss the Second Amended Complaint which was fully briefed and submitted as of May 2009. The Court granted a motion by plaintiffs permitting the plaintiffs to amend the complaint on June 29, 2010 and the Second Amended Complaint was filed on July 1, 2010. Defendants’ motion to dismiss the Second Amended Complaint has been fully briefed before the Court.
On September 10, 2008, a putative shareholder class action titled Patrick Gearren, et al. v. The McGraw-Hill Companies, Inc., et al. was filed in the District Court for the Southern District of New York against the Company, its Board of Directors, its Pension Investment Committee and the administrator of its pension plans. The Complaint alleged that the defendants breached fiduciary duties to participants in the Company’s ERISA plans by allowing participants to continue to invest in Company stock as an investment option under the plans during a period when plaintiffs allege the Company’s stock price to have been artificially inflated. The Complaint also asserted that defendants breached fiduciary duties under ERISA by making certain material misrepresentations and non-disclosures concerning the ratings business in plan communications and the Company’s SEC filings. A virtually identical complaint was filed on June 12, 2009 in an action titled Sullivan v. The McGraw-Hill Companies, Inc. et al., Case No. 09-CV-5450 in the Southern District of New York. On February 10, 2010 both actions were dismissed in their entirety for failure to state a claim under applicable law. The plaintiffs were not given the right to amend their complaints, but have filed appeals from the dismissals. The appeals in both actions have been submitted and were argued on September 28, 2010.
On January 8, 2009, a putative derivative action on behalf of the Company was filed in the District Court for the Southern District of New York titled Teamsters Allied Benefit Funds v. Harold McGraw III, et al., asserting nine claims, including causes of action for securities fraud, breach of fiduciary duties and other related theories, against the Board of Directors and several officers of the Company. The claims in the complaint are premised on the alleged role played by the Company’s directors and officers in the issuance of “excessively high ratings” by Standard & Poor’s and subsequent purported misstatements or omissions in the Company’s public filings regarding the financial results and operations of the ratings business. The Company’s motion to dismiss the complaint was fully briefed and submitted as of May 2009. On March 11, 2010 the Court granted the Company’s motion to dismiss the complaint, and on March 23, 2010, after the plaintiffs’ time to file an amended complaint expired, the Court directed the clerk to close the case.
The Company believes that the claims asserted in the proceedings described above have no basis and they will be vigorously defended by the Company and/or the subsidiaries involved.
In view of the inherent difficulty of predicting the outcome of legal matters, particularly where the claimants seek very large or indeterminate damages, or where the cases present novel legal theories, involve a large number of parties or are in early stages of discovery, we cannot state with confidence what the eventual outcome of these pending matters will be, what the timing of the ultimate resolution of these matters will be or what the eventual loss, fines, penalties or impact related to each pending matter may be. We believe, based on our current knowledge, the outcome of the legal actions, proceedings and investigations currently pending should not have a material, adverse effect on the Company’s consolidated financial condition.

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Information [Abstract]
Quarterly Financial Information

14. QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

(in millions, except per share data)	First quarter	Second quarter		Third quarter		Fourth quarter		Total year

2010
Revenue	$1,190.4	$1,474.0		$1,979.8		$1,524.1		$6,168.3
Income before taxes on income	168.2	305.4		612.8	[1]	253.0	[2]	1,339.4
Net income	107.0	194.2		389.7	[1]	160.9	[2]	851.8
Net income attributable to The McGraw-Hill Companies, Inc.	103.3	191.1		379.9	[1]	153.8	[2]	828.1
Earnings per share:
Basic	0.33	0.61		1.24		0.50		2.68
Diluted	0.33	0.61		1.23		0.50		2.65
2009
Revenue	1,148.2	1,465.2		1,875.9		1,462.5		5,951.8
Income before taxes on income	103.8	264.0	[3,4]	538.1		273.0	[5]	1,178.9
Net income	66.0	167.9	[3,4]	342.3		173.6	[5]	749.8
Net income attributable to The McGraw-Hill Companies, Inc.	63.0	164.1	[3,4]	336.1		167.3	[5]	730.5
Earnings per share:
Basic	0.20	0.53		1.08		0.54		2.34
Diluted	0.20	0.52		1.07		0.53		2.33

Note: Basic and diluted earnings per share are computed independently for each quarter and full year presented. The number of weighted-average shares outstanding changes as common shares are issued pursuant to employee stock plans, as shares are repurchased by us, and other activity occurs throughout the year. Accordingly, the sum of the quarterly earnings per share data may not agree with the calculated full year earnings per share.
1	Includes a $3.8 million pre-tax gain on the sale of MHE’s Australian secondary education business and a $7.3 million pre-tax gain on the sale of certain equity interests at our S&P segment.

2	Includes a $10.6 million pre-tax restructuring charge at our I&M segment and a $15.6 million pre-tax charge for subleasing excess space in our New York facilities.

3	Includes a $24.3 million pre-tax restructuring charge, in addition we revised our estimate of previously recorded restructuring charges and reversed $9.1 million.

4	Includes a $13.8 million pre-tax loss on the divestiture of Vista Research, Inc.

5	Includes a $10.5 million pre-tax gain on the divestiture of BusinessWeek.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts
(in thousands)

	Balance at
	beginning of	Charges (reversals) to	Deductions and	Balance at end
Additions/(deductions)	year	income	other[1]	of year
Year ended December 31, 2010
Allowance for doubtful accounts	$74,193	$19,316	$(14,964)	$78,545
Allowance for returns	201,917	(5,696)	1,128	197,349

	$276,110	$13,620	$(13,836)	$275,894

Year ended December 31, 2009
Allowance for doubtful accounts	$76,341	$31,635	$(33,783)	$74,193
Allowance for returns	192,344	6,965	2,608	201,917

	$268,685	$38,600	$(31,175)	$276,110

Year ended December 31, 2008
Allowance for doubtful accounts	$70,586	$27,098	$(21,343)	$76,341
Allowance for returns	197,095	2,711	(7,462)	192,344

	$267,681	$29,809	$(28,805)	$268,685

[1]	Uncollectible accounts written off, net of recoveries and adjustments for foreign currency translation.

Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2010
Accounting Policies (Policies) [Abstract]
Nature of operations
Nature of Operations We are a leading global information services provider serving the financial, education and business information markets with the information they need to succeed in the “Knowledge Economy.” The business information markets include energy; automotive; construction; aerospace and defense; broadcasting; and marketing/research information services. The operations consist of four business segments: Standard & Poor’s (“S&P”), McGraw-Hill Financial (“MH Financial”), McGraw-Hill Education (“MHE”) and McGraw-Hill Information & Media (“I&M”).
•	S&P provides independent global credit ratings, credit risk evaluations, and ratings-related information research to investors, corporations, governments, financial institutions, investment managers and advisors globally.

•	MH Financial provides comprehensive value-added financial data, information, indices and research services to investors, corporations, governments, financial institutions, investment managers and advisors globally.

•	MHE is one of the premier global educational publishers. This segment consists of two operating groups: the School Education Group (“SEG”), serving the elementary and high school (“el-hi”) markets, and the Higher Education, Professional and International Group (“HPI”), serving the college, professional, international and adult education markets.

•	I&M includes business, professional and broadcast media, offering information, insight and analysis; and consists of two operating groups, the Business-to-Business Group (including such brands as Platts, J.D. Power and Associates (“JDPA”), McGraw-Hill Construction and Aviation Week) and the Broadcasting Group, which operates nine television stations, four ABC affiliated and five Azteca America affiliated stations.
See Note 12 - Segment and Geographic Information, for further discussion on our reportable segments.

Principles of consolidation
Principles of Consolidation The Consolidated Financial Statements include the accounts of all subsidiaries and our share of earnings or losses of joint ventures and affiliated companies under the equity method of accounting. All significant intercompany accounts and transactions have been eliminated.

Use of estimates
Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Cash and cash equivalents
Cash and Cash Equivalents Cash and cash equivalents include ordinary bank deposits and highly liquid investments with original maturities of three months or less that consist primarily of money market funds with unrestricted daily liquidity and fixed term time deposits. Such investments and bank deposits are stated at cost, which approximates market value and were  $1.5 billion and  $1.2 billion at December 31,2010 and 2009, respectively. These investments are not subject to significant market risk.

Short-term investments
Short-term Investments Short-term investments are securities with original maturities greater than 90 days that are available for use in our operations in the next twelve months. The short-term investments, primarily consisting of certificates of deposit, are classified as held-to-maturity and therefore are carried at cost. Interest and dividends are recorded into income when earned.

Accounts receivable	Accounts Receivable Credit is extended to customers based upon an evaluation of the customer’s financial condition. Accounts receivable are recorded at net realizable value.
Allowance for doubtful accounts and sales returns
Allowance for Doubtful Accounts and Sales Returns The allowance for doubtful accounts reserve methodology is based on historical analysis, a review of outstanding balances and current conditions. In determining these reserves, we consider, amongst other factors, the financial condition and risk profile of our customers, areas of specific or concentrated risk as well as applicable industry trends or market indicators. A significant estimate in our MHE segment, and particularly within HPI, is the allowance for sales returns, which is based on the historical rate of return and current market conditions.

Inventories
Inventories Inventories are stated at the lower of cost (first-in, first-out) or market. A significant estimate in our MHE segment is the reserve for inventory obsolescence. In determining this reserve, we consider management’s current assessment of the marketplace, industry trends and projected product demand as compared to the number of units currently on hand.

Prepublication costs
Prepublication Costs Prepublication costs, principally external preparation costs, are amortized from the year of publication over their estimated useful lives, one to six years, using either an accelerated or straight-line method. The majority of the programs are amortized using an accelerated methodology. We periodically evaluate the amortization methods, rates, remaining lives and recoverability of such costs, which are sometimes dependent upon program acceptance by state adoption authorities. In evaluating recoverability, we consider management’s current assessment of the marketplace, industry trends and the projected success of programs.

Deferred technology costs
Deferred Technology Costs We capitalize certain software development and website implementation costs. Capitalized costs only include incremental, direct costs of materials and services incurred to develop the software after the preliminary project stage is completed, funding has been committed and it is probable that the project will be completed and used to perform the function intended. Incremental costs are expenditures that are out-of-pocket to us and are not part of an allocation or existing expense base. Software development and website implementation costs are expensed as incurred during the preliminary project stage. Capitalized costs are amortized from the year the software is ready for its intended use over its estimated useful life, three to seven years, using the straight-line method. Periodically, we evaluate the amortization methods, remaining lives and recoverability of such costs. Capitalized software development and website implementation costs are included in other non-current assets and are presented net of accumulated amortization. Gross deferred technology costs were  $163.8 million and  $147.8 million at December 31, 2010 and 2009, respectively. Accumulated amortization of deferred technology costs was  $104.7 million and  $105.5 million at December 31, 2010 and 2009, respectively.

Accounting for the impairment of long-lived assets (including other intangible assets)
Accounting for the Impairment of Long-lived Assets (Including Other Intangible Assets) We evaluate long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Upon such an occurrence, recoverability of assets to be held and used is measured by comparing the carrying amount of an asset to current forecasts of undiscounted future net cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated future cash flows, an impairment charge is recognized equal to the amount by which the carrying amount of the asset exceeds the fair value of the asset. For long-lived assets held for sale, assets are written down to fair value, less cost to sell. Fair value is determined based on market evidence, discounted cash flows, appraised values or management’s estimates, depending upon the nature of the assets. There were no material impairments of long-lived assets for the years ended December 31, 2010, 2009 and 2008.

Goodwill and other indefinite-lived intangible assets
Goodwill and other indefinite-lived intangible assets Goodwill represents the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. Goodwill and other intangible assets with indefinite lives are not amortized, but instead are tested for impairment annually during the fourth quarter each year or more frequently if events or changes in circumstances indicate that the asset might be impaired.
We evaluate the recoverability of goodwill using a two-step impairment test approach at the reporting unit level. We have 5 reporting units with applicable goodwill that are subject to the annual impairment test. In the first step, the estimated fair value of the reporting unit is compared to its carrying value including goodwill. Fair value of the reporting units are estimated using the income approach, which incorporates the use of a discounted free cash flow (“DCF”) analyses and are corroborated using the market approach, which incorporates the use of revenue and earnings multiples based on market data. The DCF analyses are based on the current operating budgets and estimated long-term growth projections for each reporting unit. Future cash flows are discounted based on a market comparable weighted average cost of capital rate for each reporting unit, adjusted for market and other risks where appropriate. In addition, we analyze any difference between the sum of the fair values of the reporting units and our total market capitalization for reasonableness, taking into account certain factors including control premiums.
If the fair value of the reporting unit is less than the carrying value, a second step is performed which compares the implied fair value of the reporting unit’s goodwill to the carrying value of the goodwill. The fair value of the goodwill is determined based on the difference between the fair value of the reporting unit and the net fair value of the identifiable assets and liabilities of the reporting unit. If the implied fair value of the goodwill is less than the carrying value, the difference is recognized as an impairment charge.
Significant judgments inherent in this analysis include estimating the amount of and timing of future cash flows and the selection of appropriate discount rates and long-term growth rate assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit and for some of the reporting units could result in an impairment charge, which could be material to our financial position and results of operations.
We evaluate the recoverability of indefinite-lived intangible assets by comparing the estimated fair value of the intangible asset to its carrying value. The fair value of the JDPA trade name is estimated using the income approach. The fair values of our FCC licenses are estimated using the Greenfield approach. If the indefinite-lived intangible asset carrying value exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. Significant judgments inherent in these analyses include estimating the amount and timing of future cash flows and the selection of appropriate discount rates, royalty rates, broadcast market shares and long-term growth rate assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each indefinite-lived intangible asset and could result in an impairment charge, which could be material to our financial position and results of operations.
We performed our impairment assessment of goodwill and indefinite-lived intangible assets and concluded that no impairment existed for the years ended December 31, 2010, 2009, and 2008.

Foreign currency translation
Foreign Currency Translation We have operations in many foreign countries. For most international operations, the local currency is the functional currency. For international operations that are determined to be extensions of the Parent Company, the U.S. dollar is the functional currency. For local currency operations, assets and liabilities are translated into U.S. dollars using end of period exchange rates, and revenue and expenses are translated into U.S. dollars using weighted-average exchange rates. Foreign currency translation adjustments are accumulated in a separate component of equity.

Revenue recognition
Revenue Recognition Revenue is recognized as it is earned when goods are shipped to customers or services are rendered. We consider amounts to be earned once evidence of an arrangement has been obtained, services are performed, fees are fixed or determinable and collectability is reasonably assured. Revenue relating to products that provide for more than one deliverable is recognized based upon the relative fair value to the customer of each deliverable as each deliverable is provided. Revenue relating to agreements that provide for more than one service is recognized based upon the relative fair value to the customer of each service component as each component is earned. If the fair value to the customer for each service is not objectively determinable, revenue is recorded as unearned and recognized ratably over the service period. For arrangements that include multiple services, fair value of the service components are determined using a bifurcation analysis that considers cash consideration that would be received for instances when the service components are sold separately. Advertising revenue is recognized when the page is run or the spot is aired. Subscription income is recognized over the related subscription period.
Product revenue consists of educational and information products, primarily books, magazine circulations and syndicated study products in our MHE and I&M segments. Service revenue consists of our S&P and MH Financial segments, the service assessment contracts of our MHE segment and information-related services and advertising of our I&M segment.

Shipping and handling costs	Shipping and Handling Costs All amounts billed to customers in a sales transaction for shipping and handling are classified as revenue.
Depreciation
Depreciation The costs of property and equipment are depreciated using the straight-line method based upon the following estimated useful lives: buildings and improvements from 15 to 40 years and equipment and furniture from 2 to 10 years. The costs of leasehold improvements are amortized over the lesser of the useful lives or the terms of the respective leases.

Advertising expense	Advertising Expense The cost of advertising is expensed as incurred. We incurred $51.9 million, $54.1 million and $67.3 million in advertising costs in 2010, 2009 and 2008, respectively.
Stock-based compensation
Stock-based Compensation Stock-based compensation expense is measured at the grant date based on the fair value of the award and is recognized over the requisite service period, which typically is the vesting period. Stock-based compensation is classified as both operating expense and selling and general expense in the Consolidated Statements of Income.

Income taxes
Income Taxes Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. We recognize liabilities for uncertain tax positions taken or expected to be taken in income tax returns. Accrued interest and penalties related to unrecognized tax benefits are recognized in interest expense and operating expense, respectively.
Judgment is required in determining our provision for income taxes, deferred tax assets and liabilities and unrecognized tax benefits. In determining the need for a valuation allowance, the historical and projected financial performance of the operation that is recording a net deferred tax asset is considered along with any other pertinent information.
We file income tax returns in the U.S. federal jurisdiction, various states, and foreign jurisdictions, and we are routinely under audit by many different tax authorities. We believe that our accrual for tax liabilities is adequate for all open audit years based on our assessment of many factors including past experience and interpretations of tax law. This assessment relies on estimates and assumptions and may involve a series of complex judgments about future events. It is possible that examinations will be settled prior to December 31, 2011. If any of these tax audit settlements do occur within that period we would make any necessary adjustments to the accrual for unrecognized tax benefits. Until formal resolutions are reached between us and the tax authorities, the determination of a possible audit settlement range with respect to the impact on unrecognized tax benefits is not practicable. On the basis of present information, our opinion is that any assessments resulting from the current audits will not have a material effect on our Consolidated Financial Statements.

Contingences
Contingencies We accrue for loss contingencies when both (a) information available prior to issuance of the financial statements indicates that it is probable that a liability had been incurred at the date of the financial statements and (b) the amount of loss can reasonably be estimated. When we accrue for loss contingencies and the reasonable estimate of the loss is within a range, we record its best estimate within the range. We disclose an estimated possible loss or a range of loss when it is at least reasonably possible that a loss may have been incurred.

Recent accounting pronouncements
Recent Accounting Pronouncements In October 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Accounting Standards Update No. 2009-13, “Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements (a consensus of the FASB Emerging Issues Task Force)” (“FASB ASU 2009-13”). FASB ASU 2009-13 updates the existing multiple-element arrangement guidance currently in FASB ASC 605-25 (“Revenue Recognition-Multiple-Element Arrangements”). This new guidance eliminates the requirement that all undelivered elements have objective and reliable evidence of fair value before a company can recognize the portion of the overall arrangement fee that is attributable to the items that have already been delivered. Further, companies will be required to allocate revenue in arrangements involving multiple deliverables based on estimated selling price of each deliverable, even though such deliverables are not sold separately by either the company itself or other vendors. This new guidance also significantly expands the disclosures required for multiple-element revenue arrangements. The revised guidance will be effective for the fiscal year ending December 31, 2011. We do not anticipate that FASB ASU 2009-13 will have a significant impact on our Consolidated Financial Statements.

Reclassifications	Reclassification Certain prior year amounts have been reclassified for comparability purposes.

Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2010
Acquisitions and Dispositions (Tables) [Abstract]
Liabilities assumed in conjunction with the acquisition of businesses

	Years ended December 31,
(in millions)	2010	2009	2008

Fair value of assets acquired	$390.0	$–	$50.8
Cash paid (net of cash acquired)	364.4	–	48.3

Liabilities assumed	$25.6	$–	$2.5

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets (Tables) [Abstract]
Goodwill

(in millions)	S&P	MH Financial	MHE	I&M	Total

Balance as of December 31, 2008	$184.0	$303.5	$927.1	$288.6	$1,703.2
Dispositions	–	(20.6)	–	(0.4)	(21.0)
Other (primarily Fx)	2.1	3.2	2.3	0.7	8.3

Balance as of December 31, 2009	186.1	286.1	929.4	288.9	1,690.5

Additions, net	5.4	175.5	13.9	–	194.8
Other (primarily Fx)	0.4	1.0	0.5	(0.2)	1.7

Balance as of December 31, 2010	$191.9	$462.6	$943.8	$288.7	$1,887.0

Other Intangible Assets

	December 31, 2010			December 31, 2009
		Accumulated			Accumulated
(in millions)	Gross amount	amortization	Net amount	Gross amount	amortization	Net amount

Copyrights	$464.2	$(332.6)	$131.6	$462.1	$(315.9)	$146.2
Other intangibles	604.7	(274.5)	330.2	435.5	(245.1)	190.4

Total	$1,068.9	$(607.1)	$461.8	$897.6	$(561.0)	$336.6

Amortization expense and projected amortization expense for intangible assets

		Expected
	Amortization	amortization
	expense	expense

2008	$58.5
2009	52.7
2010	45.6
2011		$54.1
2012		51.7
2013		50.7
2014		48.5
2015		40.7

Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2010
Taxes on Income (Tables) [Abstract]
Income before taxes on domestic and foreign operations

	Years ended December 31,
(in millions)	2010	2009	2008

Domestic operations	$1,063.6	$878.5	$981.0
Foreign operations	275.8	300.4	318.1

Total income before taxes	$1,339.4	$1,178.9	$1,299.1

Provision/(benefit) for taxes on income

The provision/(benefit) for taxes on income consists of the following:

	Years ended December 31,
(in millions)	2010	2009	2008

Federal
Current	$245.8	$281.0	$319.6
Deferred	63.2	(17.5)	1.8

Total federal	309.0	263.5	321.4

Foreign:
Current	127.8	101.6	77.8
Deferred	(14.9)	6.6	3.8

Total foreign	112.9	108.2	81.6

State and local:
Current	54.6	46.0	78.7
Deferred	11.0	11.4	(2.0)

Total state and local	65.6	57.4	76.7

Total provision for taxes	$487.5	$429.1	$479.7

Reconciliation of federal statutory income tax rate

A reconciliation of the U.S. federal statutory income tax rate to our effective income tax rate for financial reporting purposes is as follows:

	Years ended December 31,
	2010	2009	2008

U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Effect of state and local income taxes	3.9	3.9	4.2
Other – net	(2.5)	(2.5)	(2.3)

Effective income tax rate	36.4%	36.4%	36.9%

Differences between the accounting for income and expenses for financial reporting and income tax

	Years ended December 31,
(in millions)	2010	2009

Deferred tax assets:
Reserves and accruals	$307.2	$329.4
Postretirement benefits	311.2	306.9
Deferred gain	58.2	63.5
Unearned revenue	2.5	4.2
Other - net	60.3	65.1

Total deferred tax assets	739.4	769.1

Deferred tax liabilities:
Fixed assets and intangible assets	(379.1)	(367.4)
Prepaid pension and other expenses	(125.5)	(90.2)

Total deferred tax liabilities	(504.6)	(457.6)

Net deferred income tax asset before valuation allowance	234.8	311.5

Valuation allowance	(1.8)	(19.0)

Net deferred income tax asset	$233.0	$292.5

Reported as:
Current deferred tax assets	$279.6	$278.4
Non-current deferred tax assets	17.3	24.1
Non-current deferred tax liabilities	(63.9)	(10.0)

Net deferred income tax asset	$233.0	$292.5

Reconciliation of beginning and ending amount of unrecognized tax benefits

	Years ended December 31,
(in millions)	2010	2009	2008

Balance at beginning of year	$37.8	$27.7	$45.8
Additions based on tax positions related to the current year	14.1	9.5	8.5
Additions for tax positions of prior years	11.4	16.1	1.3
Reduction for tax positions of prior years	(10.4)	(15.5)	(27.9)

Balance at end of year	$52.9	$37.8	$27.7

Debt (Tables)	12 Months Ended
Dec. 31, 2010
Debt (Tables) [Abstract]
Short-term and long-term debt outstanding

	December 31,
(in millions)	2010	2009

5.375% Senior Notes, due 2012[1]	$399.9	$399.8
5.9% Senior Notes, due 2017[2]	399.3	399.3
6.55% Senior Notes, due 2037[3]	398.6	398.5
Note payable	0.5	0.2

Total debt	1,198.3	1,197.8

Less: short-term debt including current maturities	0.3	—

Long-term debt	$1,198.0	$1,197.8

1	As of December 31, 2010, our 2012 Senior Notes consisted of $400 million principal and an unamortized debt discount of $0.1 million; when issued in November 2007, these Notes were priced at 99.911% with a yield of 5.399%; and interest payments are due semiannually on February 15 and August 15.

2	As of December 31, 2010, our 2017 Senior Notes consisted of $400 million principal and an unamortized debt discount of $0.7 million; when issued in November 2007, these Notes were priced at 99.76% with a yield of 5.933%; and interest payments are due semiannually on April 15 and October 15.

3	As of December 31, 2010, our 2037 Senior Notes consisted of $400 million principal and an unamortized debt discount of $1.4 million; when issued in November 2007, these Notes were priced at 99.605% with a yield of 6.58%; and interest payments are due semiannually on May 15 and November 15.

Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2010
Employee Benefits (Tables) [Abstract]
Summary of the benefit obligation and the fair value of plan assets, as well as the funded status for the retirement and postretirement plans

	Retirement Plans		Post-Retirement Plans
(in millions)	2010	2009	2010	2009

Net benefit obligation at beginning of year	$1,569.4	$1,395.8	$157.0	$150.6
Service cost	61.2	58.1	2.5	2.4
Interest cost	94.0	86.4	7.3	8.3
Plan participants’ contributions	0.6	0.6	5.0	5.2
Actuarial loss (gain)	137.3	63.6	(10.4)	8.6
Gross benefits paid	(59.5)	(55.7)	(18.6)	(19.1)
Foreign currency effect	(9.5)	15.6	–	–
Federal subsidy benefits received	–	–	1.0	1.0
Other adjustments	–	5.0	–	–

Net benefit obligation at end of year	1,793.5	1,569.4	143.8	157.0

Fair value of plan assets at beginning of year	1,277.0	972.3	–	–
Actual return on plan assets	188.4	268.1	–	–
Employer contributions	167.7	78.0	13.6	13.9
Plan participants’ contributions	0.6	0.6	5.0	5.2
Gross benefits paid	(59.5)	(55.7)	(18.6)	(19.1)
Foreign currency effect	(7.6)	13.7	–	–

Fair value of plan assets at end of year	1,566.6	1,277.0	–	–

Funded status	$(226.9)	$(292.4)	$(143.8)	$(157.0)

Amounts recognized in Consolidated Balance Sheets
Non-current assets	$82.1	$78.5	$–	$–
Current liabilities	(5.6)	(5.0)	(13.0)	(13.2)
Non-current liabilities	(303.4)	(365.9)	(130.8)	(143.8)

	$(226.9)	$(292.4)	$(143.8)	$(157.0)

Accumulated benefit obligation	$1,624.9	$1,398.7

Plans with accumulated benefit obligation in excess of the fair value of plan assets
Projected benefit obligation	$1,468.8	$1,288.3
Accumulated benefit obligation	$1,348.8	$1,158.1
Fair value of plan assets	$1,161.2	$930.6

Amounts recognized in accumulated other comprehensive loss, net of tax
Net actuarial loss	$312.6	$281.3	$6.5	$12.3
Prior service credit	(6.3)	(6.6)	(2.7)	(3.4)

Total recognized	$306.3	$274.7	$3.8	$8.9

Summary of net periodic benefit cost for retirement and post-retirement plans

	Retirement Plans			Post-Retirement Plans
(in millions)	2010	2009	2008	2010	2009	2008

Service cost	$61.2	$58.1	$58.3	$2.5	$2.4	$2.4
Interest cost	94.0	86.4	86.0	7.3	8.3	8.4
Expected return on assets	(111.6)	(105.0)	(110.1)	–	–	–
Amortization of:
Actuarial loss	15.0	5.5	3.1	–	–	–
Prior service credit	(0.3)	(0.3)	(0.4)	(1.2)	(1.2)	(1.2)

Net periodic benefit cost	$58.3	$44.7	$36.9	$8.6	$9.5	$9.6

Other changes in plan assets and benefit obligations recognized in other comprehensive income, net of tax

	Retirement Plans			Post-Retirement Plans
(in millions)	2010	2009	2008	2010	2009	2008

Net actuarial (gain) loss	$40.5	$(59.1)	$324.8	$(5.9)	$5.2	$7.5
Recognized actuarial gain	(9.2)	(3.5)	(2.1)	–	–	–
Prior service credit	–	–	–	0.7	0.7	0.7
Recognized prior service cost	0.3	0.3	0.3	–	–	–

Total recognized	$31.6	$(62.3)	$323.0	$(5.2)	$5.9	$8.2

Assumptions

	Retirement Plans			Post-Retirement Plans
	2010	2009	2008	2010	2009	2008

Benefit obligation
Discount rate	5.4%	5.95%	6.1%	4.65%	5.3%	5.95%
Compensation increase factor	4.5%	5.5%	5.5%
Net periodic cost
Weighted-average healthcare cost rate[1]				8.0%	8.0%	8.5%
Discount rate - US plan[2]	5.95%	6.1%	6.25%	5.3%	5.95%	6.0%
Discount rate - UK plan[2]	5.9%	5.8%	5.4%
Compensation increase factor - US plan	5.5%	5.5%	5.5%
Compensation increase factor - UK plan	6.25%	5.5%	5.95%
Return on assets[3]	8.0%	8.0%	8.0%

Effects created by one percentage point change in assumed healthcare cost trend

(in millions)	1% point increase	1% point decrease

Effect on total of service and interest cost	$0.3	$(0.3)
Effect on postretirement obligation	$5.5	$(5.0)

Information about expected cash flows for retirement and post-retirement plans and impact of the Medicare subsidy

	Retirement Plans	[1]	Post-Retirement Plans[2]
			Gross	Medicare	Net
(in millions)			payments	subsidy	payments

2011	$65.2		$14.0	$(1.0)	$13.0
2012	69.3		14.0	(0.9)	13.1
2013	73.1		13.9	(0.9)	13.0
2014	77.4		13.7	(0.9)	12.8
2015	81.9		13.5	(0.9)	12.6
2016–2020	492.2		62.2	(3.5)	58.7

1	Reflects the total benefits expected to be paid from the plans or from our assets including both our share of the benefit cost and the participants’ share of the cost.

2	Reflects the total benefits expected to be paid from our assets.

Fair value of defined benefit plans assets by asset class

	December 31, 2010
(in millions)	Total	Level 1	Level 2	Level 3

Cash and short-term investments, and other	$88.4	$3.4	$85.0	$–
Equity securities:
U.S. indexes[1]	281.2	125.8	155.4	–
U.S. growth and value	386.2	359.5	25.3	1.4
U.K.	144.1	79.5	64.6	–
International, excluding U.K.	325.7	194.8	129.5	1.4
Fixed income securities:
Long duration strategy[2]	156.1	–	156.1	–
Non-agency mortgage backed securities[3]	66.3	–	66.3	–
U.K.[4]	45.3	–	45.3	–
International, excluding U.K.	52.5	–	52.5	–
Real estate:
U.K.[5]	20.8	–	–	20.8

Total	$1,566.6	$763.0	$780.0	$23.6

	December 31, 2009
(in millions)	Total	Level 1	Level 2	Level 3

Cash and short-term investments, and other	$97.3	$4.3	$93.0	$–
Equity securities:
U.S. indexes[1]	222.8	102.8	120.0	–
U.S. growth and value	306.5	285.7	19.7	1.1
U.K.	114.3	61.4	52.9	–
International, excluding U.K.	269.4	154.4	113.3	1.7
Fixed income securities:
Long duration strategy[2]	117.0	–	117.0	–
Non-agency mortgage backed securities[3]	57.1	–	57.1	–
U.K.[4]	41.4	–	41.4	–
International, excluding U.K.	31.7	–	31.7	–
Real estate:
U.K.[5]	19.5	–	–	19.5

Total	$1,277.0	$608.6	$646.1	$22.3

1	Includes securities that are tracked in the following indexes: S&P 500, S&P MidCap 400, S&P MidCap 400 Growth and S&P Smallcap 600.

2	Includes securities that are investment grade obligations of issuers in the U.S.

3	Includes U.S. mortgage-backed securities that are not backed by the U.S. government.

4	Includes securities originated by the government of and other issuers from the U.K.

5	Includes a fund which holds real estate properties in the U.K.

Information of plan assets using significant unobservable inputs

(in millions)

Beginning balance at December 31, 2009	$22.3
Unrealized gains	1.6
Income received	0.3
Capital distributions	(0.6)

Ending balance at December 31, 2010	$23.6

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2010
Stock Based Compensation (Tables) [Abstract]
Number of common shares reserved for issuance

	December 31,
(in millions)	2010	2009

Shares available for granting under the 2002 Plan	18.1	19.0
Options outstanding	30.2	31.4

Shares reserved for issuance for employee stock ownership plans	48.3	50.4

Director Deferred Stock Ownership Plan	0.3	0.5

Total shares reserved for issuance	48.6	50.9

Stock-Based Compensation

	Years Ended December 31,
(in millions)	2010	2009	2008

Stock option expense	$22.0	$20.4	$27.0
Restricted stock and unit awards expense	44.5	1.9	(28.9)

Total stock-based compensation expense	$66.5	$22.3	$(1.9)

Tax benefit (expense)	$26.0	$8.8	$(0.8)

Assumptions used in valuing the options granted

	Years Ended December 31,
	2010	2009	2008

Risk-free average interest rate	0.3–4.2%	0.4–4.1%	1.4–4.4%
Dividend yield	2.9–3.1%	3.3–3.7%	2.0–3.4%
Volatility	28–60%	33–75%	21–59%
Expected life (years)	5.8–7.0	5.6–6.0	6.7–7.0
Weighted-average grant-date fair value per option	$10.02	$5.78	$9.77

Schedule of Share-based Compensation, Stock Options, Activity

			Weighted-average
		Weighted-average	remaining years of	Aggregate
(in millions, except per award amounts)	Shares	exercise price	contractual term	intrinsic value

Options outstanding at December 31, 2009	31.4	$38.88
Granted	2.8	$35.49
Exercised	(1.8)	$27.05
Cancelled, forfeited and expired	(2.2)	$42.40

Options outstanding at December 31, 2010	30.2	$39.04	4.7	$74.6

Options exercisable at December 31, 2010	26.2	$40.20	4.1	$54.8

		Weighted-average
		grant-date
	Shares	fair value

Nonvested options outstanding at December 31, 2009	4.1	$ 7.03
Granted	2.8	$35.49
Vested	(2.6)	$ 7.68
Forfeited	(0.3)	$ 8.47

Nonvested options outstanding at December 31, 2010	4.0	$ 8.62

Total unrecognized compensation expense related to nonvested options	$12.4
Weighted-average years to be recognized over	1.2

Stock option exercised

	Year Ended December 31,
(in millions)	2010	2009	2008

Net cash proceeds from the exercise of stock options	$49.9	$25.2	$41.4
Total intrinsic value of stock option exercises	$15.5	$5.0	$17.4
Income tax benefit realized
from stock option exercises	$6.1	$2.0	$7.0

Restricted stock and unit activity

		Weighted-
		Average
		grant-date
(in millions, except per award amounts)	Shares	fair value

Nonvested shares at December 31, 2009	4.0	$36.57
Granted	2.1	$33.72
Vested	–	$34.59
Forfeited	(1.1)	$55.08

Nonvested shares at December 31, 2010	5.0	$31.47

Total unrecognized compensation expense related to nonvested options	$93.9
Weighted-average years to be recognized over	2.1

	Years Ended December 31,
(in millions, except per award amounts)	2010	2009	2008

Weighted-average grant date fair value per award	$33.72	$31.05	$39.37
Total fair value of restricted stock and unit awards vested	$0.5	$81.9	$29.4
Tax benefit (expense) relating to restricted stock activity	$17.4	$0.7	$(11.7)

Equity (Tables)	12 Months Ended
Dec. 31, 2010
Equity (Tables) [Abstract]
Dividend history

	Years Ended December 31,
	2010	2009	2008

Quarterly dividend rate	$0.235	$0.225	$0.220
Annualized dividend rate	$0.94	$0.90	$0.88
Dividends paid (in millions)	$292.3	$281.6	$280.5

Share repurchases

	Years Ended December 31,
(in millions, except average price)	2010	2009	2008

Shares repurchased	8.7	–	10.9
Average price	$29.37	$–	$41.03
Total amount paid[1]	$255.8	$–	$447.2

1   Will not recalculate due to rounding.

Accumulated other comprehensive loss

	December 31,
(in millions)	2010	2009	2008

Foreign currency translation adjustment	$(62.1)	$(61.7)	$(104.7)
Pension and other postretirement benefit plans, net of tax	(310.1)	(283.3)	(339.6)
Unrealized gain on investment and forward exchange contracts, net of tax	4.8	2.0	0.3

Total accumulated other comprehensive loss	$(367.4)	$(343.0)	$(444.0)

Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings per Share (Tables) [Abstract]
Reconciliation of the number of shares used for calculating basic and diluted earnings per common share

	Years Ended December 31,
(in millions, except per share amounts)	2010	2009	2008

Net Income	$828.1	$730.5	$799.5
Weighted-average number of common shares outstanding – basic	309.4	312.2	315.6
Effect of stock options and other dilutive securities	2.8	1.1	3.1

Weighted-average number of common shares outstanding – dilutive	312.2	313.3	318.7

Earnings per common share – basic	$2.68	$2.34	$2.53
Earnings per common share – diluted	$2.65	$2.33	$2.51

Segment and Related Information (Tables)	12 Months Ended
Dec. 31, 2010
Segment and Related Information (Tables) [Abstract]
Segment information

	Revenue			Operating Profit
(in millions)	2010	2009	2008	2010		2009		2008

S&P	$1,695.4	$1,537.3	$1,583.0	$762.4		$712.2		$749.3
MH Financial	1,188.5	1,121.8	1,113.5	314.9		301.9		321.1
MHE	2,433.1	2,387.8	2,638.9	363.4		276.0		321.4
I&M	907.5	953.9	1,061.9	160.4		92.7		92.0
Intersegment elimination	(56.2)	(49.0)	(42.2)	–		–		–

Total operating segments	6,168.3	5,951.8	6,355.1	1,601.1		1,382.8		1,483.8

General corporate expense	–	–	–	(180.0)		(127.0)		(109.1)

Total Company	$6,168.3	$5,951.8	$6,355.1	$1,421.1	[1]	$1,255.8	[1]	$1,374.7	[1]

1	Income from operations.

	Depreciation & Amortization			Capital Expenditures[2]
(in millions)	2010	2009	2008	2010	2009	2008

S&P	$33.3	$39.3	$37.7	$37.9	$31.9	$37.3
MH Financial	21.7	20.4	25.5	12.8	11.5	12.4
MHE	327.7	362.9	372.1	191.0	214.6	305.8
I&M	27.4	29.5	34.5	10.9	8.8	25.7

Total operating segments	410.1	452.1	469.8	252.6	266.8	381.2

Corporate	7.3	8.4	8.9	13.7	2.5	4.2

Total Company	$417.4	$460.5	$478.7	$266.3	$269.3	$385.4

2	Includes investment in prepublication costs.
Segment information as of December 31 is as follows:

	Total Assets
(in millions)	2010	2009
S&P	$618.1	$585.1
MH Financial	1,001.1	663.9
MHE	2,400.1	2,582.2
I&M	845.0	846.2

Total operating segments	4,864.3	4,677.4

Corporate[3]	2,182.3	1,797.9

Total Company	$7,046.6	$6,475.3

3	Corporate assets consist principally of cash and equivalents, assets for pension benefits, deferred income taxes and leasehold improvements related to subleased areas.

Schedule of revenue and long-lived assets by geographic region

	Revenue			Long-lived Assets
	Years ended December 31			December 31,
(in millions)	2010	2009	2008	2010	2009

United States	$4,367.4	$4,226.4	$4,579.4	$2,715.0	$2,881.5
European region	987.2	963.7	1,020.5	566.5	220.4
Asia	499.4	467.8	438.8	162.9	133.2
Rest of the world	314.3	293.9	316.4	79.3	77.1

Total	$6,168.3	$5,951.8	$6,355.1	$3,523.7	$3,312.2

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies (Tables) [Abstract]
Rental expense for property and equipment under operating lease agreements

	Years Ended December 31,
(in millions)	2010	2009	2008

Gross rental expense	$242.5	$236.8	$241.0
Less: sublease revenue	(3.3)	(2.1)	(2.4)
Less: Rock-McGraw rent credit	(18.4)	(18.4)	(18.4)

Net rental expense	$220.8	$216.3	$220.2

Future minimum rental commitments

	Rent	Sublease
(in millions)	commitment	income	Net rent

2011	$194.5	$(3.9)	$190.6
2012	175.3	(4.9)	170.4
2013	156.5	(4.6)	151.9
2014	138.9	(4.1)	134.8
2015	126.3	(4.2)	122.1
2016 and beyond	617.8	(19.9)	597.9

Total	$1,409.3	$(41.6)	$1,367.7

Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Information (Tables) [Abstract]
Quarterly Financial Information (Unaudited)

(in millions, except per share data)	First quarter	Second quarter		Third quarter		Fourth quarter		Total year

2010
Revenue	$1,190.4	$1,474.0		$1,979.8		$1,524.1		$6,168.3
Income before taxes on income	168.2	305.4		612.8	[1]	253.0	[2]	1,339.4
Net income	107.0	194.2		389.7	[1]	160.9	[2]	851.8
Net income attributable to The McGraw-Hill Companies, Inc.	103.3	191.1		379.9	[1]	153.8	[2]	828.1
Earnings per share:
Basic	0.33	0.61		1.24		0.50		2.68
Diluted	0.33	0.61		1.23		0.50		2.65
2009
Revenue	1,148.2	1,465.2		1,875.9		1,462.5		5,951.8
Income before taxes on income	103.8	264.0	[3,4]	538.1		273.0	[5]	1,178.9
Net income	66.0	167.9	[3,4]	342.3		173.6	[5]	749.8
Net income attributable to The McGraw-Hill Companies, Inc.	63.0	164.1	[3,4]	336.1		167.3	[5]	730.5
Earnings per share:
Basic	0.20	0.53		1.08		0.54		2.34
Diluted	0.20	0.52		1.07		0.53		2.33

Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Accounting Policies (Textuals)
Market value of investments	$ 1,525,596,000	$ 1,209,927,000	$ 471,671,000	$ 396,096,000
Deferred Technology Costs, Gross	163,800,000	147,800,000
Accumulated amortization of deferred technology costs	104,700,000	105,500,000
Cost of advertisment	$ 51,900,000	$ 54,100,000	$ 67,300,000
Prepublication costs, useful lives minimum	1
Prepublication costs, useful lives Maximum	6
Deferred technology costs, useful lives minimum	3
Deferred technology costs, useful lives Maximum	7
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	15
Property, Plant and Equipment, Useful Life, Maximum	40
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	2
Property, Plant and Equipment, Useful Life, Maximum	10

Acquisitions and Dispositions (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Liabilities assumed in conjunction with the acquisition of businesses
Fair value of assets acquired	$ 390,000,000	$ 0	$ 50,800,000
Cash paid (net of cash acquired)	364,400,000	0	48,300,000
Liabilities assumed	25,600,000	0	2,500,000
Acquisitions and Dispositions (Textuals)
Payment related to an asset acquisition	364,396,000	0	48,261,000
Rate of interest acquired in subsidiary company	1.30%
Acquired intangible assets, useful life	18
Equity interest rate in local Indian exchanges	5.00%
Dispositions (Textual) [Line Items]
Pre-tax gain (loss) on the divestiture	11,058,000	(3,304,000)	0
Acquisition 2008 [Member]
Business Acquisition (Textual) [Line Items]
Contingent payment related to an acquisition	5,000,000
Standard and Poor's [Member]
Dispositions (Textual) [Line Items]
Pre-tax gain (loss) on the divestiture	7,300,000
McGraw-Hill Education [Member]
Dispositions (Textual) [Line Items]
Pre-tax gain (loss) on the divestiture	3,800,000
McGraw-Hill Information and Media [Member]
Dispositions (Textual) [Line Items]
Pre-tax gain (loss) on the divestiture		10,500,000
McGraw-Hill Financial [Member]
Dispositions (Textual) [Line Items]
Pre-tax gain (loss) on the divestiture		$ 13,800,000

Goodwill and Other Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Goodwill
Goodwill, Beginning Balance	$ 1,690,507,000	$ 1,703,200,000
Dispositions		21,000,000
Additions, net	194,800,000
Other (primarily FX)	1,700,000	8,300,000
Goodwill, Ending Balance	1,886,963,000	1,690,507,000
Standard and Poor's [Member]
Goodwill
Goodwill, Beginning Balance	186,100,000	184,000,000
Dispositions		0
Additions, net	5,400,000
Other (primarily FX)	400,000	2,100,000
Goodwill, Ending Balance	191,900,000	186,100,000
McGraw-Hill Financial [Member]
Goodwill
Goodwill, Beginning Balance	286,100,000	303,500,000
Dispositions		(20,600,000)
Additions, net	175,500,000
Other (primarily FX)	1,000,000	3,200,000
Goodwill, Ending Balance	462,600,000	286,100,000
McGraw-Hill Education [Member]
Goodwill
Goodwill, Beginning Balance	929,400,000	927,100,000
Dispositions		0
Additions, net	13,900,000
Other (primarily FX)	500,000	2,300,000
Goodwill, Ending Balance	943,800,000	929,400,000
McGraw-Hill Information and Media [Member]
Goodwill
Goodwill, Beginning Balance	288,900,000	288,600,000
Dispositions		(400,000)
Additions, net	0
Other (primarily FX)	(200,000)	700,000
Goodwill, Ending Balance	$ 288,700,000	$ 288,900,000

Goodwill and Other Intangible Assets (Details 1) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Other Intangible Assets
Gross Amount	$ 1,068.9	$ 897.6
Accumulated amortization	(607.1)	(561)
Net amount	461.8	336.6
Copyrights [Member]
Other Intangible Assets
Gross Amount	464.2	462.1
Accumulated amortization	(332.6)	(315.9)
Net amount	131.6	146.2
Other Intagibles [Member]
Other Intangible Assets
Gross Amount	604.7	435.5
Accumulated amortization	(274.5)	(245.1)
Net amount	$ 330.2	$ 190.4

Goodwill and Other Intangible Assets (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Amortization expense and projected amortization expense for intangible assets
Amortization expense	$ 45.6	$ 52.7	$ 58.5
Expected amortization expense, 2011	54.1
Expected amortization expense, 2012	51.7
Expected amortization expense, 2013	50.7
Expected amortization expense, 2014	48.5
Expected amortization expense, 2015	40.7
Goodwill and Other Intangible Assets (Textuals) [Abstract]
Finite-Lived Intangible Assets, Useful Life Maximum	40
Weighted-average life of the intangible assets	11
Trade Names [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Carrying value of tradename and licenses	164	164
Licensing Agreements [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Carrying value of tradename and licenses	$ 38.1	$ 38.1

Fair Value Measurements (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Fair Value Measurements (Textuals) [Abstract]
Available-for-sale securities	$ 22,600,000	$ 8,300,000
Fair value of long-term borrowings	$ 1,300,000,000	$ 1,200,000,000

Taxes on Income (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income before taxes on domestic and foreign operations
Domestic operations									$ 1,063,600,000	$ 878,500,000	$ 981,000,000
Foreign operations									275,800,000	300,400,000	318,100,000
Total income before taxes	253,000,000	612,800,000	305,400,000	168,200,000	273,000,000	538,100,000	264,000,000	103,800,000	1,339,416,000	1,178,869,000	1,299,060,000
Federal:
Current									245,800,000	281,000,000	319,600,000
Deferred									63,200,000	(17,500,000)	1,800,000
Total federal									309,000,000	263,500,000	321,400,000
Foreign:
Current									127,800,000	101,600,000	77,800,000
Deferred									(14,900,000)	6,600,000	3,800,000
Total foreign									112,900,000	108,200,000	81,600,000
State and local:
Current									54,600,000	46,000,000	78,700,000
Deferred									11,000,000	11,400,000	(2,000,000)
Total state and local									65,600,000	57,400,000	76,700,000
Provision for taxes on income									$ 487,547,000	$ 429,108,000	$ 479,695,000
Reconciliation of U.S. federal statutory income tax rate
U.S. federal statutory income tax rate									35.00%	35.00%	35.00%
Effect of state and local income taxes									3.90%	3.90%	4.20%
Other - net									(2.50%)	(2.50%)	(2.30%)
Effective income tax rate									36.40%	36.40%	36.90%

Taxes on Income (Details 1) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Reserves and accruals	$ 307,200,000	$ 329,400,000
Postretirement benefits	311,200,000	306,900,000
Deferred gain	58,200,000	63,500,000
Unearned revenue	2,500,000	4,200,000
Other - net	60,300,000	65,100,000
Total deferred tax assets	739,400,000	769,100,000
Deferred tax liabilities:
Fixed assets and intangible assets	(379,100,000)	(367,400,000)
Prepaid pension and other expenses	(125,500,000)	(90,200,000)
Total deferred tax liabilities	(504,600,000)	(457,600,000)
Net deferred income tax asset before valuation allowance	234,800,000	311,500,000
Valuation allowance	(1,800,000)	(19,000,000)
Net deferred income tax asset	233,000,000	292,500,000
Reported as:
Current deferred tax assets	281,689,000	278,414,000
Non-current deferred tax assets	17,300,000	24,100,000
Non-current deferred tax liabilities	(63,900,000)	(10,000,000)
Net deferred income tax asset	$ 233,000,000	$ 292,500,000

Taxes on Income (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of beginning and ending amount of unrecognized tax benefits
Balance at beginning of year	$ 37.8	$ 27.7	$ 45.8
Additions based on tax positions related to the current year	14.1	9.5	8.5
Additions for tax positions of prior years	11.4	16.1	1.3
Reduction for tax positions of prior years	(10.4)	(15.5)	(27.9)
Balance at end of year	$ 52.9	$ 37.8	$ 27.7

Taxes on Income (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Taxes on Income (Textuals) [Abstract]
Undistributed earnings of foreign subsidiaries for income tax purposes	$ 576,300,000
Net income tax payments	410,342,000	415,643,000	466,148,000
Increase in amount of unrecognized tax benefits that unfavorably impact tax expense	15,100,000
Total amount of federal, state and local, and foreign unrecognized tax benefits excluding interest and penalities	52,900,000	37,800,000	27,700,000	45,800,000
Unrecognized tax benefits for which deductibility is highly certain but uncertain about the timing of such deductibility	1,800,000	700,000
Accrued interest and penalties associated with uncertain tax positions	14,300,000	8,700,000
Unrecognized tax benefits, favorable impact to tax expense		8,700,000	15,900,000
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 11,600,000
Net operating loss carryforwards Expiration dates	Between 2017 and 2029

Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Jul. 30, 2010	Dec. 31, 2009
Debt Outstanding
Note payable	$ 500,000		$ 200,000
Total debt	1,198,300,000		1,197,800,000
Less: short-term debt including current maturities	300,000		0
Long-term debt	1,197,965,000		1,197,791,000
Debt (Textuals)
Maturities of Long Term Debt, 2012	400,000,000
Maturities of Long Term Debt, After 2015	798,000,000
Capacity to issue Extendible Commercial Notes	240,000,000
Line of Credit Facility [Line Items]
Size of total commercial paper program	1,200,000,000	1,200,000,000
Commitment fee	15.0 to 35.0 basis points, depending on credit rating and currently pay a commitment fee of 17.5 basis points
5.375% Senior Notes, due 2012 [Member]
Debt Outstanding
Total debt	399,900,000		399,800,000
Debt (Textuals)
Principal on senior notes	400,000,000
Unamortized debt discount on senior notes	100,000
Senior note price, in percent	99.91%
Yield, in percent	5.40%
5.900% Senior Notes, due 2017 [Member]
Debt Outstanding
Total debt	399,300,000		399,300,000
Debt (Textuals)
Principal on senior notes	400,000,000
Unamortized debt discount on senior notes	700,000
Senior note price, in percent	99.76%
Yield, in percent	5.93%
6.550% Senior Notes, due 2037 [Member]
Debt Outstanding
Total debt	398,600,000		398,500,000
Debt (Textuals)
Principal on senior notes	400,000,000
Unamortized debt discount on senior notes	1,400,000
Senior note price, in percent	99.61%
Yield, in percent	6.58%
364 Day Facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility agreement	433,300,000
Maximum final maturity	364 days
3 Year Facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility agreement	$ 766,700,000	$ 1,200,000,000
Maximum final maturity	3 years

Employee Benefits (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Retirement Plans [Member]	Dec. 31, 2009 Retirement Plans [Member]	Dec. 31, 2008 Retirement Plans [Member]	Dec. 31, 2010 Post-Retirement Plans [Member]	Dec. 31, 2009 Post-Retirement Plans [Member]	Dec. 31, 2008 Post-Retirement Plans [Member]
Summary of the benefit obligation and the fair value of plan assets and funded status for the retirement and postretirement plans
Net benefit obligation at beginning of year			$ 1,569,400,000	$ 1,395,800,000		$ 157,000,000	$ 150,600,000
Service cost			61,200,000	58,100,000	58,300,000	2,500,000	2,400,000	2,400,000
Interest cost			94,000,000	86,400,000	86,000,000	7,300,000	8,300,000	8,400,000
Plan participants' contributions			600,000	600,000		5,000,000	5,200,000
Actuarial loss (gain)			137,300,000	63,600,000		(10,400,000)	8,600,000
Gross benefits paid			(59,500,000)	(55,700,000)		(18,600,000)	(19,100,000)
Foreign currency effect			(9,500,000)	15,600,000
Federal subsidy benefits received						1,000,000	1,000,000
Other adjustments				5,000,000
Net benefit obligation at end of year			1,793,500,000	1,569,400,000	1,395,800,000	143,800,000	157,000,000	150,600,000
Fair value of plan assets at beginning of year	1,566,600,000	1,277,000,000	1,277,000,000	972,300,000
Actual return on plan assets			188,400,000	268,100,000
Employer contributions			167,700,000	78,000,000		13,600,000	13,900,000
Plan participants' contributions			600,000	600,000		5,000,000	5,200,000
Gross benefits paid			(59,500,000)	(55,700,000)		(18,600,000)	(19,100,000)
Foreign currency effects			(7,600,000)	13,700,000
Fair value of plan assets at end of year	1,566,600,000	1,277,000,000	1,566,600,000	1,277,000,000	972,300,000
Funded status			(226,900,000)	(292,400,000)		(143,800,000)	(157,000,000)
Amounts recognized in Consolidated Balance Sheets
Non-current assets			82,100,000	78,500,000
Current liabilities			(5,600,000)	(5,000,000)		(13,000,000)	(13,200,000)
Non-current liabilities	(436,476,000)	(511,683,000)	(303,400,000)	(365,900,000)		(130,800,000)	(143,800,000)
Amounts recognized in Consolidated Balance Sheets, Total			(226,900,000)	(292,400,000)		(143,800,000)	(157,000,000)
Accumulated benefit obligation			1,624,900,000	1,398,700,000
Plans with accumulated benefit obligation in excess of the fair value of plan assets
Projected benefit obligation			1,468,800,000	1,288,300,000
Accumulated benefit obligation			1,348,800,000	1,158,100,000
Fair value of plan assets			1,161,200,000	930,600,000
Amounts recognized in accumulated other comprehensive loss, net of tax
Net actuarial loss			312,600,000	281,300,000		6,500,000	12,300,000
Prior service credit			(6,300,000)	(6,600,000)		(2,700,000)	(3,400,000)
Total recognized			$ 306,300,000	$ 274,700,000		$ 3,800,000	$ 8,900,000

Employee Benefits (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other changes in plan assets and benefit obligations recognized in other comprehensive income, net of tax
Total recognized	$ (26,906,000)	$ 56,231,000	$ (331,208,000)
Retirement Plans [Member]
Summary of net periodic benefit cost for retirement and post-retirement plans
Service cost	61,200,000	58,100,000	58,300,000
Interest cost	94,000,000	86,400,000	86,000,000
Expected return on assets	(111,600,000)	(105,000,000)	(110,100,000)
Amortization of Actuarial loss	15,000,000	5,500,000	3,100,000
Amortization of Prior service (credit) cost	(300,000)	(300,000)	(400,000)
Net periodic benefit cost	58,300,000	44,700,000	36,900,000
Other changes in plan assets and benefit obligations recognized in other comprehensive income, net of tax
Net actuarial (gain) loss	40,500,000	(59,100,000)	324,800,000
Recognized actuarial gain	(9,200,000)	(3,500,000)	(2,100,000)
Recognized prior service cost	300,000	300,000	300,000
Total recognized	31,600,000	(62,300,000)	323,000,000
Post-Retirement Plans [Member]
Summary of net periodic benefit cost for retirement and post-retirement plans
Service cost	2,500,000	2,400,000	2,400,000
Interest cost	7,300,000	8,300,000	8,400,000
Amortization of Prior service (credit) cost	(1,200,000)	(1,200,000)	(1,200,000)
Net periodic benefit cost	8,600,000	9,500,000	9,600,000
Other changes in plan assets and benefit obligations recognized in other comprehensive income, net of tax
Net actuarial (gain) loss	(5,900,000)	5,200,000	7,500,000
Prior service credit	700,000	700,000	700,000
Total recognized	$ (5,200,000)	$ 5,900,000	$ 8,200,000

Employee Benefits (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Retirement Plans [Member]	Dec. 31, 2009 Retirement Plans [Member]	Dec. 31, 2008 Retirement Plans [Member]	Dec. 31, 2010 United Kingdom Retirement Plan [Member]	Dec. 31, 2009 United Kingdom Retirement Plan [Member]	Dec. 31, 2008 United Kingdom Retirement Plan [Member]	Dec. 31, 2010 Post-Retirement Plans [Member]	Dec. 31, 2009 Post-Retirement Plans [Member]	Dec. 31, 2008 Post-Retirement Plans [Member]
Benefit obligation
Discount rate		5.40%	5.95%					4.65%	5.30%
Compensation increase factor		4.50%	5.50%
Net periodic cost
Weighted-average healthcare cost rate	5.00%							8.00%	8.00%	8.50%
Discount rate		5.95%	6.10%	6.25%	5.90%	5.80%	5.40%	5.30%	5.95%	6.00%
Compensation increase factor		5.50%	5.50%	5.50%	6.25%	5.50%	5.95%
Return on assets		8.00%	8.00%	8.00%
Effects created by one percentage point change in assumed healthcare cost trend
Effect of 1% Point increase on total of service and interest Cost	$ 0.3
Effect of 1% Point decrease on total of service and interest Cost	(0.3)
Effect of 1% Point increase on postretirement obligation	5.5
Effect of 1% Point decrease on postretirement obligation	$ (5)

Employee Benefits (Details 3) (USD $) In Millions	Dec. 31, 2010
Retirement Plans [Member]
Information about expected cash flows for retirement and post-retirement plans and impact of the Medicare subsidy
2011, Net payments	$ 65.2
2012, Net payments	69.3
2013, Net payments	73.1
2014, Net payments	77.4
2015, Net payments	81.9
2016-2020, Net payments	492.2
Post-Retirement Plans [Member]
Information about expected cash flows for retirement and post-retirement plans and impact of the Medicare subsidy
2011, Gross payments	14
2012, Gross payments	14
2013, Gross payments	13.9
2014, Gross payments	13.7
2015, Gross payments	13.5
2016-2020, Gross payments	62.2
2011, Medicare subsidy	(1)
2012, Medicare subsidy	(0.9)
2013, Medicare subsidy	(0.9)
2014, Medicare subsidy	(0.9)
2015, Medicare subsidy	(0.9)
2016-2020, Medicare subsidy	(3.5)
2011, Net payments	13
2012, Net payments	13.1
2013, Net payments	13
2014, Net payments	12.8
2015, Net payments	12.6
2016-2020, Net payments	$ 58.7

Employee Benefits (Details 4) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	$ 1,566.6	$ 1,277
Cash and short-term investments, and other [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	88.4	97.3
Cash and short-term investments, and other [Member] | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	3.4	4.3
Cash and short-term investments, and other [Member] | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	85	93
Cash and short-term investments, and other [Member] | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
US indexed equity securities [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	281.2	222.8
US indexed equity securities [Member] | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	125.8	102.8
US indexed equity securities [Member] | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	155.4	120
US indexed equity securities [Member] | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
US growth and value securities [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	386.2	306.5
US growth and value securities [Member] | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	359.5	285.7
US growth and value securities [Member] | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	25.3	19.7
US growth and value securities [Member] | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	1.4	1.1
UK equity securities [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	144.1	114.3
UK equity securities [Member] | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	79.5	61.4
UK equity securities [Member] | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	64.6	52.9
UK equity securities [Member] | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
International equity securities excluding UK [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	325.7	269.4
International equity securities excluding UK [Member] | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	194.8	154.4
International equity securities excluding UK [Member] | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	129.5	113.3
International equity securities excluding UK [Member] | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	1.4	1.7
Long duration bonds [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	156.1	117
Long duration bonds [Member] | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
Long duration bonds [Member] | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	156.1	117
Long duration bonds [Member] | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
Non-agency mortgage backed securities [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	66.3	57.1
Non-agency mortgage backed securities [Member] | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
Non-agency mortgage backed securities [Member] | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	66.3	57.1
Non-agency mortgage backed securities [Member] | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
UK fixed income securities [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	45.3	41.4
UK fixed income securities [Member] | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
UK fixed income securities [Member] | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	45.3	41.4
UK fixed income securities [Member] | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
International fixed income securities excluding UK [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	52.5	31.7
International fixed income securities excluding UK [Member] | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
International fixed income securities excluding UK [Member] | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	52.5	31.7
International fixed income securities excluding UK [Member] | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
Real estate UK [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	20.8	19.5
Real estate UK [Member] | Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
Real estate UK [Member] | Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	0	0
Real estate UK [Member] | Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	20.8	19.5
Level 1 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	763	608.6
Level 2 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	780	646.1
Level 3 [Member]
Fair value of defined benefit plans assets by asset class
Fair value of defined benefit plans assets by asset class, Total	$ 23.6	$ 22.3

Employee Benefits (Details 5) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Level 3 [Member]
Information of plan assets using significant unobservable inputs
Fair value of plan assets at beginning of year	$ 1,566.6	$ 1,277	$ 22.3
Unrealized gains			1.6
Income received			0.3
Capital distributions			(0.6)
Fair value of plan assets at end of year	$ 1,566.6	$ 1,277	$ 23.6

Employee Benefits (Details Textuals) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Benefits (Textuals) [Abstract]
Total cost for retirement plans	$ 155.7	$ 140.6	$ 146.5
Defined contribution plan cost	82.9	82.9	95.9
Assumed weighted-average healthcare cost trend rate	8.00%
Ultimate healthcare cost trend rate	5.00%
Shares purchased by US plan under defined contribution plan	650,225	702,409
Shares sold by US plan under defined contribution plan	645,433	753,984
Shares held by the US Plan under defined contribution plan	4,100,000	4,100,000
Shares held by the US Plan under defined contribution plan, Market value	149	137.7
Dividend received by the plan	3.9	3.8
Defined Benefit Plan Disclosure [Line Items]
Plans assets by asset category, Total	1,566.6	1,277
Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss that will be amortized in next year from accumulated other comprehensive Income	29.1
Prior service credit that will be amortized in next year from accumulated other comprehensive income	0.3
Net periodic benefit cost	58.3	44.7	36.9
Change in discount rate on retirement plans	5.95%	6.10%	6.25%
Expected required employer contribution	29.9
Plans assets by asset category, Total	1,566.6	1,277	972.3
United States Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in discount rate on retirement plans	5.95%
United Kingdom Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	6	6.3	9.5
Change in discount rate on retirement plans	5.90%	5.80%	5.40%
Post-Retirement Plans [Member]
Employee Benefits (Textuals) [Abstract]
Ultimate healthcare cost trend rate	8.00%	8.00%	8.50%
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss that will be amortized in next year from accumulated other comprehensive Income	1.2
Prior service credit that will be amortized in next year from accumulated other comprehensive income	0
Net periodic benefit cost	8.6	9.5	9.6
Change in discount rate on retirement plans	5.30%	5.95%	6.00%
Expected required employer contribution	14.2
U.S. Pension Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations of equity securities	49.00%
Target allocations of international equity securities	26.00%
Target allocations of debt securities and short term investment	25.00%
Plans assets by asset category, Total	1,324.1	1,074.6
U.K. Pension Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations of equity securities	78.00%
Target allocations of fixed income	12.00%
Target allocations of real estate	10.00%
Plans assets by asset category, Total	$ 242.5	$ 202.4

Stock-Based Compensation (Details) In Millions	Dec. 31, 2010	Dec. 31, 2009
Number of common shares reserved for issuance
Shares available for granting under the 2002 plan	18.1	19
Options outstanding	30.2	31.4
Shares reserved for issuance for employee stock ownership plans	48.3	50.4
Director Deferred Stock Ownership Plan	0.3	0.5
Total shares reserved for issuance	48.6	50.9

Stock-Based Compensation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock-Based Compensation
Stock option expense	$ 22,000,000	$ 20,400,000	$ 27,000,000
Restricted stock and unit awards expense	44,500,000	1,900,000	(28,900,000)
Total stock-based compensation expense	66,485,000	22,268,000	(1,934,000)
Tax benefit (expense)	$ 26,000,000	$ 8,800,000	$ (800,000)
Assumptions used in valuing the options granted
Weighted-average grant-date fair value per option	$ 10.02	$ 5.78	$ 9.77
Minimum Range [Member]
Assumptions used in valuing the options granted
Risk-free average interest rate	0.30%	0.40%	1.40%
Dividend yield	2.90%	3.30%	2.00%
Volatility	28.00%	33.00%	21.00%
Expected life (years)	5.8	5.6	6.7
Maximum Range [Member]
Assumptions used in valuing the options granted
Risk-free average interest rate	4.20%	4.10%	4.40%
Dividend yield	3.10%	3.70%	3.40%
Volatility	60.00%	75.00%	59.00%
Expected life (years)	7	6	7

Stock-Based Compensation (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Stock option activity
Options, Beginning balance	31.4
Shares, granted	2.8
Shares, exercised	(1.8)
Shares, cancelled, forfeited and expired	(2.2)
Options, Ending balance	30.2
Shares, options exercisable	26.2
Weighted-average exercise price, Beginning balance	$ 38.88
Weighted-average exercise price, granted	$ 35.49
Weighted-average exercise price, exercised	$ 27.05
Weighted-average exercise price, cancelled, forfeited and expired	$ 42.4
Weighted-average exercise price, Ending balance	$ 39.04
Weighted-average exercise price, options exercisable	$ 40.2
Weighted-average remaining years of contractual term, Options outstanding at December 31, 2010	4.7
Weighted-average remaining years of contractual term, Options exercisable at December 31, 2010	4.1
Aggregate intrinsic value, options outstanding at December 31, 2010	$ 74.6
Aggregate intrinsic value, options exercisable at December 31, 2010	54.8
Total unrecognized compensation expense remaining	$ 12.4
Weighted-average years to be recognized over	1.2
Non Vested Options [Member]
Stock option activity
Options, Beginning balance	4.1
Shares, granted	2.8
Shares, vested	(2.6)
Shares, forfeited	(0.3)
Options, Ending balance	4
Weighted-average grant date fair value, Beginning balance	$ 7.03
Weighted-average grant date fair value, granted	$ 35.49
Weighted-average grant date fair value, vested	$ 7.68
Weighted-average grant-date fair value, forfeited	$ 8.47
Weighted-average grant date fair value, Ending balance	$ 8.62

Stock-Based Compensation (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock option exercised
Net cash proceeds from the exercise of stock options	$ 49,892,000	$ 25,174,000	$ 41,420,000
Total intrinsic value of options exercised	15,500,000	5,000,000	17,400,000
Income tax benefit realized from stock option exercises	$ 6,100,000	$ 2,000,000	$ 7,000,000

Stock-Based Compensation (Details 4) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Restricted stock and unit activity
Total unrecognized compensation expense remaining	$ 12.4
Weighted-average years to be recognized over	1.2
Tax (expense) benefit relating to restricted stock activity	26	8.8	(0.8)
Restricted Stock Activity [Member]
Restricted stock and unit activity
Nonvested shares, Beginning balance	4
Shares, granted	2.1
Shares, vested	0
Shares, forfeited	(1.1)
Nonvested shares, Ending balance	5	4
Weighted-average grant-date fair value, Beginning balance	$ 36.57
Weighted-average grant-date fair value, granted	$ 33.72	$ 31.05	$ 39.37
Weighted-average grant-date fair value, vested	$ 34.59
Weighted-average grant-date fair value, forfeited	$ 55.08
Weighted-average grant-date fair value, Ending balance	$ 31.47	$ 36.57
Total unrecognized compensation expense remaining	93.9
Weighted-average years to be recognized over	2.1
Total fair value	0.5	81.9	29.4
Tax (expense) benefit relating to restricted stock activity	$ 17.4	$ 0.7	$ (11.7)

Stock-Based Compensation (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock Based Compensation (Textuals) [Abstract]
Director deferred stock ownership plan amount to be credited to deferred stock accounts	50% of eligible Directors’ annual compensation plus dividend equivalents
Stock option Requisite service period	2
Maximum term of of Stock options	10
Percentage of stock option compensation costs ratably recognized	50.00%
Total fair value of stock options, vested	$ 19,700,000	$ 25,300,000	$ 27,300,000
Excess tax benefits from stock options exercised reported in cash flows	$ 1,514,000	$ 329,000	$ 3,981,000
Vesting periods of Restricted stock non-performance awards	3

Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Dividend history
Quarterly dividend rate	$ 0.25	$ 0.235	$ 0.225	$ 0.22
Annualized dividend rate		$ 0.94	$ 0.9	$ 0.88
Dividends paid (in millions)		$ 292,257,000	$ 281,553,000	$ 280,455,000
Share repurchases
Shares repurchased		8,700,000	0	10,900,000
Average price		$ 29.37	$ 0	$ 41.03
Total amount paid		255,808,000	0	447,233,000
Accumulated other comprehensive loss
Foreign currency translation adjustment		(62,100,000)	(61,700,000)	(104,700,000)
Pension and other postretirement benefit plans, net of tax		(310,100,000)	(283,300,000)	(339,600,000)
Unrealized gain on investment, net of tax		4,800,000	2,000,000	300,000
Total accumulated other comprehensive loss		$ (367,379,000)	$ (343,017,000)	$ (444,000,000)
Equity (Textuals) [Abstract]
Preferred stock authorized		2,000,000
Par value of preferred stock		$ 1
Preferred stock issued		0
Quarterly dividend rate	$ 0.25	$ 0.235	$ 0.225	$ 0.22
Maximum number of shares authorized for repurchase under stock repurchase plan		45,000,000
Maximum number of shares authorized for repurchase under stock repurchase plan as percentage of outstanding common stock		12.70%
Number of shares available for repurchase under 2007 repurchase program		8,400,000

Earnings per Share (Details) (USD $) In Thousands, except Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of the number of shares used for calculating basic and diluted earnings per common share
Net Income	$ 153,800	$ 379,900	$ 191,100	$ 103,300	$ 167,300	$ 336,100	$ 164,100	$ 63,000	$ 828,063	$ 730,502	$ 799,491
Weighted-average number of common shares outstanding - basic									309,379,000	312,223,000	315,559,000
Effect of stock options and other dilutive securities									2,800,000	1,100,000	3,100,000
Weighted-average number of common shares outstanding - dilutive									312,220,000	313,296,000	318,687,000
Earnings per common share - basic	$ 0.5	$ 1.24	$ 0.61	$ 0.33	$ 0.54	$ 1.08	$ 0.53	$ 0.2	$ 2.68	$ 2.34	$ 2.53
Earnings per common share - diluted	$ 0.5	$ 1.23	$ 0.61	$ 0.33	$ 0.53	$ 1.07	$ 0.52	$ 0.2	$ 2.65	$ 2.33	$ 2.51
Restricted Stock [Member]
Common Shares Outstanding (Textuals)
Outstanding shares not included in the computation of diluted earnings per share for both restricted stock and stock options									1,400,000	2,300,000	2,300,000
Stock Options [Member]
Common Shares Outstanding (Textuals)
Outstanding shares not included in the computation of diluted earnings per share for both restricted stock and stock options									23,200,000	27,900,000	21,700,000

Restructuring (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended						3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2010	Jun. 30, 2009	Dec. 31, 2008	Dec. 31, 2006	Dec. 31, 2010 Restructuring Plan, 2010 [Member]	Dec. 31, 2010 Restructuring Plan, 2009 [Member]	Dec. 31, 2010 Restructuring Plan, 2008 [Member]	Dec. 31, 2010 Restructuring Plan, 2006 [Member]	Jun. 30, 2009 McGraw-Hill Education [Member]	Dec. 31, 2008 McGraw-Hill Education [Member]	Jun. 30, 2009 Standard and Poors and McGraw-Hill Financial [Member]	Dec. 31, 2008 Standard and Poors and McGraw-Hill Financial [Member]	Dec. 31, 2010 McGraw-Hill Information and Media [Member]	Jun. 30, 2009 McGraw-Hill Information and Media [Member]	Dec. 31, 2008 McGraw-Hill Information and Media [Member]	Dec. 31, 2008 Corporate [Member]
Restructuring (Textuals)
Pre-tax restructuring charge	$ 10.6	$ 24.3	$ 73.4	$ 31.5					$ 14	$ 25.3	$ 4.5	$ 25.9	$ 10.6	$ 5.8	$ 19.2	$ 3
Workforce reduction, positions	230	550	1,045	700
Reversed restructuring charges		9.1							2.4		4.9			1.8
Restructuring charges paid					1.8	9.9	6.3
Restructuring reserve, current					8.8	3.1	2.8
Remaining restructuring reserve								$ 5.1

Segment and Geographic Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment information
Revenue									$ 6,168,300,000	$ 5,951,800,000	$ 6,355,100,000
Intersegment Elimination									(56,200,000)	(49,000,000)	(42,200,000)
Operating Profit									1,601,100,000	1,382,800,000	1,483,800,000
General corporate expense									(180,000,000)	(127,000,000)	(109,100,000)
Total Company Revenue	1,524,100,000	1,979,800,000	1,474,000,000	1,190,400,000	1,462,500,000	1,875,900,000	1,465,200,000	1,148,200,000	6,168,331,000	5,951,782,000	6,355,055,000
Total Company Operating Profit	253,000,000	612,800,000	305,400,000	168,200,000	273,000,000	538,100,000	264,000,000	103,800,000	1,339,416,000	1,178,869,000	1,299,060,000
Depreciation & Amortization									410,100,000	452,100,000	469,800,000
Depreciation, Depletion and Amortization									417,400,000	460,500,000	478,700,000
Capital Expenditures									252,600,000	266,800,000	381,200,000
Total Company Capital Expenditures									266,300,000	269,300,000	385,400,000
Operating segments total assets	4,864,300,000				4,677,400,000				4,864,300,000	4,677,400,000
Total assets	7,046,561,000				6,475,250,000				7,046,561,000	6,475,250,000
Segment and Geographic Information (Textuals) [Abstract]
Number of countries in which operations is carried on									45
Maximum percentage of consolidated revenue represented by foreign countries									5.00%
Maximum percentage of consolidated revenue represented by single customer									10.00%
Standard and Poor's [Member]
Segment information
Revenue									1,695,400,000	1,537,300,000	1,583,000,000
Operating Profit									762,400,000	712,200,000	749,300,000
Depreciation & Amortization									33,300,000	39,300,000	37,700,000
Capital Expenditures									37,900,000	31,900,000	37,300,000
Operating segments total assets	618,100,000				585,100,000				618,100,000	585,100,000
McGraw-Hill Financial [Member]
Segment information
Revenue									1,188,500,000	1,121,800,000	1,113,500,000
Operating Profit									314,900,000	301,900,000	321,100,000
Depreciation & Amortization									21,700,000	20,400,000	25,500,000
Capital Expenditures									12,800,000	11,500,000	12,400,000
Operating segments total assets	1,011,100,000				663,900,000				1,011,100,000	663,900,000
McGraw-Hill Education [Member]
Segment information
Revenue									2,433,100,000	2,387,800,000	2,638,900,000
Operating Profit									363,400,000	276,000,000	321,400,000
Depreciation & Amortization									327,700,000	362,900,000	372,100,000
Capital Expenditures									191,000,000	214,600,000	305,800,000
Operating segments total assets	2,400,100,000				2,582,200,000				2,400,100,000	2,582,200,000
McGraw-Hill Information and Media [Member]
Segment information
Revenue									907,500,000	953,900,000	1,061,900,000
Operating Profit									160,400,000	92,700,000	92,000,000
Depreciation & Amortization									27,400,000	29,500,000	34,500,000
Capital Expenditures									10,900,000	8,800,000	25,700,000
Operating segments total assets	845,000,000				846,200,000				845,000,000	846,200,000
Corporate [Member]
Segment information
Depreciation & Amortization									7,300,000	8,400,000	8,900,000
Capital Expenditures									13,700,000	2,500,000	4,200,000
Operating segments total assets	$ 2,182,300,000				$ 1,797,900,000				$ 2,182,300,000	$ 1,797,900,000

Segment and Geographic Information (Details 1) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Revenues	$ 1,524,100,000	$ 1,979,800,000	$ 1,474,000,000	$ 1,190,400,000	$ 1,462,500,000	$ 1,875,900,000	$ 1,465,200,000	$ 1,148,200,000	$ 6,168,331,000	$ 5,951,782,000	$ 6,355,055,000
Entity-Wide Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries [Line Items]
Long lived Assets									3,523,700,000	3,312,200,000
United States [Member]
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Revenues									4,367,400,000	4,226,400,000	4,579,400,000
Entity-Wide Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries [Line Items]
Long lived Assets									2,715,000,000	2,881,500,000
European Region [Member]
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Revenues									987,200,000	963,700,000	1,020,500,000
Entity-Wide Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries [Line Items]
Long lived Assets									566,500,000	220,400,000
Asia [Member]
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Revenues									499,400,000	467,800,000	438,800,000
Entity-Wide Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries [Line Items]
Long lived Assets									162,900,000	133,200,000
Rest of the World [Member]
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Revenues									314,300,000	293,900,000	316,400,000
Entity-Wide Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries [Line Items]
Long lived Assets									$ 79,300,000	$ 77,100,000

Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2003 USD ( $)	Dec. 31, 2010 EUR ( €)
Rental expense for property and equipment under operating lease agreements
Gross rental expense	$ 242,500,000	$ 236,800,000	$ 241,000,000
Less: sublease revenue	(3,300,000)	(2,100,000)	(2,400,000)
Less: Rock-McGraw rent credit	(18,400,000)	(18,400,000)	(18,400,000)
Net rental expense	220,800,000	216,300,000	220,200,000
Future minimum rental commitments
Rent commitment, 2011	194,500,000
Rent commitment, 2012	175,300,000
Rent commitment, 2013	156,500,000
Rent commitment, 2014	138,900,000
Rent commitment, 2015	126,300,000
Rent commitment, 2016 and beyond	617,800,000
Rent commitment, Total	1,409,300,000
Sublease income, 2011	(3,900,000)
Sublease income, 2012	(4,900,000)
Sublease income, 2013	(4,600,000)
Sublease income, 2014	(4,100,000)
Sublease income, 2015	(4,200,000)
Sublease income, 2016 and beyond	(19,900,000)
Sublease income, Total	(41,600,000)
Net rent, 2011	190,600,000
Net rent, 2012	170,400,000
Net rent, 2013	151,900,000
Net rent, 2014	134,800,000
Net rent, 2015	122,100,000
Net rent, 2016 and beyond	597,900,000
Net rent, Total	1,367,700,000
Commitments and Contingencies (Textuals) [Abstract]
Sale of equity investment in Rock-McGraw, Inc., percentage				45.00%
Percentage of leased building space, company	17.00%
Proceeds from the disposition of equity investment in Rock-McGraw				382,100,000
Pre-tax gain from Sale of equity investment in Rock-McGraw				131,300,000
After-tax gain from Sale of equity investment in Rock-McGraw				58,400,000
Pre-tax gain pursuant to sale-leaseback accounting rules				212,300,000
After-tax gain pursuant to sale-leaseback accounting rules				126,300,000
Deferred gain	147,800,000
Damages claimed					€ 4,073,984,120

Quarterly Financial Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2006
Quarterly Financial Information
Revenues	$ 1,524,100,000	$ 1,979,800,000	$ 1,474,000,000	$ 1,190,400,000	$ 1,462,500,000	$ 1,875,900,000	$ 1,465,200,000	$ 1,148,200,000	$ 6,168,331,000	$ 5,951,782,000	$ 6,355,055,000
Income before taxes on income	253,000,000	612,800,000	305,400,000	168,200,000	273,000,000	538,100,000	264,000,000	103,800,000	1,339,416,000	1,178,869,000	1,299,060,000
Net income	160,900,000	389,700,000	194,200,000	107,000,000	173,600,000	342,300,000	167,900,000	66,000,000	851,869,000	749,761,000	819,365,000
Net income attributable to The McGraw-Hill Companies, Inc.	153,800,000	379,900,000	191,100,000	103,300,000	167,300,000	336,100,000	164,100,000	63,000,000	828,063,000	730,502,000	799,491,000
Earnings per common share
Basic	$ 0.5	$ 1.24	$ 0.61	$ 0.33	$ 0.54	$ 1.08	$ 0.53	$ 0.2	$ 2.68	$ 2.34	$ 2.53
Diluted	$ 0.5	$ 1.23	$ 0.61	$ 0.33	$ 0.53	$ 1.07	$ 0.52	$ 0.2	$ 2.65	$ 2.33	$ 2.51
Quarterly Financial Information Textuals [Abstract]
Reversed restructuring charges							9,100,000
Discontinued operations (Textual) [Line Items]
Pre-tax gain (loss) on the divestiture									11,058,000	(3,304,000)	0
Restructuring and Related Cost [Line Items]
Pre-tax restructuring charge	10,600,000						24,300,000				73,400,000	31,500,000
Australian secondary education business [Member]
Discontinued operations (Textual) [Line Items]
Pre-tax gain (loss) on the divestiture		3,800,000
Equity Interests within Financial Services [Member]
Discontinued operations (Textual) [Line Items]
Pre-tax gain (loss) on the divestiture		7,300,000
Vista Research [Member]
Discontinued operations (Textual) [Line Items]
Pre-tax gain (loss) on the divestiture							13,800,000
Business Week [Member]
Discontinued operations (Textual) [Line Items]
Pre-tax gain (loss) on the divestiture					10,500,000
Subleasing Extra Space in New York Facilities [Member]
Restructuring and Related Cost [Line Items]
Sublease impairment charge	15,600,000
McGraw-Hill Information and Media [Member]
Quarterly Financial Information Textuals [Abstract]
Reversed restructuring charges							1,800,000
Discontinued operations (Textual) [Line Items]
Pre-tax gain (loss) on the divestiture										10,500,000
Restructuring and Related Cost [Line Items]
Pre-tax restructuring charge	$ 10,600,000						$ 5,800,000				$ 19,200,000

Valuation and Qualifying Accounts (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Valuation and Qualifying Accounts
Balance at beginning of year	$ 276,110	$ 268,685	$ 267,681
Charged to income	13,620	38,600	29,809
Deductions and Other	(13,836)	(31,175)	(28,805)
Balance at end of year	275,894	276,110	268,685
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts
Balance at beginning of year	74,193	76,341	70,586
Charged to income	19,316	31,635	27,098
Deductions and Other	(14,964)	(33,783)	(21,343)
Balance at end of year	78,545	74,193	76,341
Allowance for returns [Member]
Valuation and Qualifying Accounts
Balance at beginning of year	201,917	192,344	197,095
Charged to income	(5,696)	6,965	2,711
Deductions and Other	1,128	2,608	(7,462)
Balance at end of year	$ 197,349	$ 201,917	$ 192,344